Capital Group Core Municipal FundSM
Investment portfolio
July 31, 2020
unaudited
Bonds, notes & other debt instruments 90.53% Alabama 1.03%	Principal amount (000)	Value (000)
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	$2,230	$2,317
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 2049 (put 2026)	825	967
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	2,050	2,172
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	100	110
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2022	450	500
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2022	400	444
		6,510
Alaska 0.20%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), Series 2019, 4.00% 2048	940	1,050
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	190	202
		1,252
Arizona 0.99%
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2027	400	517
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2028	550	731
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2033	80	109
County of Coconino, Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-B, 1.65% 2039 (put 2023)	1,500	1,522
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2029	1,000	1,280
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2023	1,000	1,142
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2027	745	932
		6,233
Arkansas 0.09%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 1.71% 2044 (put 2022)[1]	600	595
California 2.62%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.06% 2045 (put 2023)[1]	2,200	2,207
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	465	570
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2028	315	379
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 1.36% 2037 (put 2022)[1]	1,000	1,005
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.125% 2021	65	67
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	250	299
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	85	100
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2026	60	71
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	150	151
Capital Group Core Municipal Fund — Page 1 of 70

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 5.00% 2033	$570	$777
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2020-A, 5.00% 2023	1,500	1,717
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	1,250	1,349
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2021	1,040	1,086
Peralta Community College Dist., G.O. Bonds, 2006 Election, Series 2020-E-1, 5.00% 2026	240	302
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2028	1,000	1,252
City of Sacramento, Municipal Utility Dist., Electric Rev. Green Bonds, Series 2020-H, 5.00% 2033	425	591
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-A, 5.00% 2026	1,000	1,248
City of Santee, Community Facs. Dist. No. 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2022	135	146
City of Santee, Community Facs. Dist. No. 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2023	160	180
City of Santee, Community Facs. Dist. No. 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2024	170	197
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2033	200	275
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Miramar Tower Apartments), Series 2019-M, 1.30% 2022 (put 2021)	375	377
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2023	160	169
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	200	202
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	500	505
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2030	180	237
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	935	1,042
		16,501
Colorado 1.93%
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 4.00% 2026	735	749
City of Colorado Springs, Utilities System Improvement Rev. Bonds, Series 2020-C, 5.00% 2027	1,500	1,980
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2019-D, 5.00% 2031 (put 2022)	1,000	1,098
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 1.161% 2039 (put 2021)[1]	200	200
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales University Project), Series 2013-B, 5.00% 2023	1,805	1,968
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024 (escrowed to maturity)	1,825	2,153
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	1,570	1,805
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 2048	125	151
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	720	800
City of Loveland, Centerra Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2017, 5.00% 2020[2]	1,250	1,258
		12,162
Capital Group Core Municipal Fund — Page 2 of 70

unaudited
Bonds, notes & other debt instruments (continued) Connecticut 1.26%	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	$1,105	$1,128
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 2.05% 2035 (put 2021)	1,785	1,815
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	135	142
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	435	462
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	2,670	2,897
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	1,020	1,106
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047	220	239
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	135	141
		7,930
Delaware 0.14%
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2022	290	309
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2023	200	220
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2024	300	340
		869
District of Columbia 2.19%
G.O. Bonds, Series 2015-A, 5.00% 2032	1,800	2,173
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2026	130	165
Income Tax Secured Rev. Bonds, Series 2011-A, 5.00% 2029	235	249
Income Tax Secured Rev. Bonds, Series 2019-A, 5.00% 2030	1,000	1,381
Income Tax Secured Rev. Bonds, Series 2020-A, 5.00% 2032	750	1,035
Income Tax Secured Rev. Bonds, Series 2020-A, 5.00% 2034	400	545
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 2030	135	190
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 2033	215	295
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 2028	1,570	2,057
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 2030	3,645	4,989
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	600	678
		13,757
Florida 6.41%
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2021	500	514
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2022	500	534
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Prospect Park Apartments), Series 2019-C, 1.40% 2022 (put 2021)	305	307
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 1.90% 2020	925	926
Capital Trust Agcy., Multi Family Housing Rev. Bonds (GMF - Stonybrook Apartments), Series 2012-A, 5.50% 2047 (preref. 2022)	540	587
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 2030	1,000	1,335
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 2028	750	929
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2022 (escrowed to maturity)	1,000	1,078
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026	655	785
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	15	15
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	70	73
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	1,310	1,424
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 2049	1,300	1,428
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	1,235	1,378
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 2051	160	179
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Pembroke Tower Apartments), Series 2019-G, 1.55% 2021 (put 2021)	175	176
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Mary Bethune Highrise), Series 2019-D-1, 1.70% 2022 (put 2021)	775	778
Capital Group Core Municipal Fund — Page 3 of 70

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
JEA, Electric System Rev. Bonds, Series 2014-A-3, 5.00% 2022	$600	$658
JEA, Electric System Rev. Bonds, Series 2014-A-3, 5.00% 2023 (escrowed to maturity)	445	512
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2026	500	623
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2026	340	426
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2023	750	864
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2028	450	588
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2033	625	843
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, BAM insured, 5.00% 2026	780	902
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2026	760	880
City of Miami Beach, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2027	145	164
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,000	1,248
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2031	300	333
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Jernigan Gardens), Series 2020-B, 0.35% 2023 (put 2022)	2,000	2,001
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Willow Key Apartments), Series 2019-A, 1.90% 2022 (put 2021)	325	327
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2021	500	508
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2027	300	322
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2026	345	384
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.20% 2027	355	404
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 2028	370	428
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2043 (preref. 2023)	185	213
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2023	630	690
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.00% 2022	345	351
South Florida Water Management Dist., Certs. of Part., Series 2015, 5.00% 2025	1,500	1,854
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2021	500	522
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2024	500	582
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2021[2]	785	805
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 2024	1,065	1,143
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2028	215	272
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2029	250	323
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2030	260	340
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2012-A, 4.00% 2028	1,040	1,075
Dept. of Transportation, Turnpike Rev. Bonds, Series 2018-A, 5.00% 2026	1,000	1,269
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2020-A, 5.00% 2027	1,000	1,307
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2020-A, 5.00% 2028	1,230	1,650
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	300	421
University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2024	280	297
University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2025	285	306
University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2026	295	320
University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2027	300	327
Capital Group Core Municipal Fund — Page 4 of 70

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2028	$305	$335
University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.625% 2029	315	352
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	695	703
		40,318
Georgia 1.98%
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	600	638
City of East Point, Housing Auth., Multi Family Housing Rev. Bonds (Hillcrest Senior Apartments Projects), Series 2018, 2.25% 2022 (put 2021)[3]	675	684
G.O. Bonds, Series 2019-A, 5.00% 2028	1,630	2,199
G.O. Rev. Ref. Bonds, Series 2016-E, 5.00% 2026	140	180
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	480	504
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	280	295
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	595	643
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2021	180	185
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-B, 4.00% 2049 (put 2024)[4]	980	1,114
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-C, 4.00% 2050 (put 2026)	1,500	1,743
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2012-A, 5.00% 2030 (preref. 2022)	630	688
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2029	120	153
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2030	115	146
Municipal Electric Auth., Project One Bonds, Series 2016-A, 4.00% 2021	1,000	1,012
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2024	1,000	1,137
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2029	870	1,121
		12,442
Guam 0.08%
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.25% 2024	450	504
Hawaii 0.13%
G.O. Bonds, Series 2012-EE, 5.00% 2023 (preref. 2022)	750	831
Idaho 0.17%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2022	1,000	1,085
Illinois 8.40%
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	1,000	1,093
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	250	254
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	350	395
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	1,100	1,208
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2014-B, 5.00% 2028	500	565
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2022	400	413
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2023	560	591
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	500	539
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	1,135	1,375
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2023	500	525
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	200	226
Capital Group Core Municipal Fund — Page 5 of 70

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Water Rev. Ref. Bonds, Series 2004, 5.00% 2021	$1,895	$1,998
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2028	355	440
Community Unit School Dist. No. 4, G.O. School Building Bonds, Series 2017, 5.00% 2021	1,000	1,020
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.00% 2023	200	206
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2025	110	131
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2027	500	626
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2028	400	510
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-1, 4.00% 2030	1,000	1,156
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2025	125	150
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2026	120	148
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	1,000	1,186
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2021	285	291
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2033	500	627
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2027	590	633
Fin. Auth., Rev. Bonds (Northshore University Heathsystem), Series 2020-A, 5.00% 2033	280	366
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2027	250	299
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	310	343
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	600	734
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2028	400	501
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2021	500	527
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028	1,000	1,171
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029	500	584
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	545	569
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2026	1,000	1,267
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026	770	924
G.O. Bonds, Series 2006-A, 5.00% 2021	200	205
G.O. Bonds, Series 2012, 5.00% 2021	170	173
G.O. Bonds, Series 2014, 5.00% 2022	110	115
G.O. Bonds, Series 2016, 5.00% 2022	130	135
G.O. Bonds, Series 2017-A, 5.00% 2021	500	519
G.O. Bonds, Series 2017-D, 5.00% 2027	205	236
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	2,340	2,357
G.O. Bonds, Series 2020, 5.50% 2030	1,460	1,812
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	350	350
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2021	1,010	1,039
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	215	224
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.16% 2050 (put 2025)[1]	2,000	2,003
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049	1,860	2,089
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	1,465	1,563
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 2025	225	252
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,000	1,198
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2021	170	177
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	570	632
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 2027	1,000	1,193
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,000	2,165
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	1,000	1,115
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2027	1,250	1,503
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2028	1,110	1,331
Capital Group Core Municipal Fund — Page 6 of 70

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2025	$1,180	$1,401
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2028	1,000	1,277
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2029	440	575
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2024	500	574
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	740	878
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2028	635	811
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 2025	135	160
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	500	562
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	500	590
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2024	30	30
		52,835
Indiana 1.22%
Bond Bank, Special Program Gas Rev. Bonds, Series 2007-A, 5.25% 2021	285	299
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042	1,165	1,267
Fin. Auth., Rev. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2012, 5.00% 2030 (preref. 2022)	515	554
Fin. Auth., State Revolving Fund Green Bonds, Series 2019-E, 5.00% 2022	750	805
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	2,055	2,299
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049	175	196
Indianapolis Local Public Improvement Bond Bank, Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2026	340	410
Indianapolis Local Public Improvement Bond Bank, Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2027	330	408
Indianapolis Local Public Improvement Bond Bank, Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2028	435	550
Indianapolis Local Public Improvement Bond Bank, Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2029	265	342
Indianapolis Local Public Improvement Bond Bank, Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2030	435	571
		7,701
Iowa 0.18%
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-2, 2.875% 2049	55	55
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 2047	965	1,103
		1,158
Kansas 0.17%
Turnpike Auth., Rev. Ref. Bonds, Series 2020-A, 3.00% 2025	950	1,076
Kentucky 0.64%
Housing Corp., Housing Rev. Bonds (Jefferson Green Apartments Project), Series 2018, 2.20% 2022 (put 2021)	195	197
Housing Corp., Housing Rev. Bonds (Westminster Village Project), Series 2019, 2.00% 2022 (put 2021)	1,000	1,011
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky-American Water Co. Project), Series 2019, 2.45% 2039 (put 2029)	750	822
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	410	455
Capital Group Core Municipal Fund — Page 7 of 70

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Bonds, notes & other debt instruments (continued) Kentucky (continued)	Principal amount (000)	Value (000)
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)	$185	$207
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 2049 (put 2025)	1,180	1,347
		4,039
Louisiana 1.34%
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	1,135	1,405
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,281
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,500	1,581
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2007-A, 1.65% 2027 (put 2023)	885	890
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	2,000	2,094
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2022	115	122
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2023	105	117
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2025	145	170
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2024	80	96
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2026	140	176
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	480	492
		8,424
Maine 0.37%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	460	495
Maine Municipal Bond Bank, Grant Anticipation Bonds, Series 2018-A, 5.00% 2026	500	631
City of Portland, General Airport Rev. Ref. Green Bonds, Series 2019, 5.00% 2028	290	361
City of Portland, General Airport Rev. Ref. Green Bonds, Series 2019, 5.00% 2030	270	348
City of Portland, General Airport Rev. Ref. Green Bonds, Series 2019, 5.00% 2031	370	474
		2,309
Maryland 1.17%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	375	398
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	195	221
Community Dev. Administration, Dept. of Housing and Community Dev., Multi Family Housing Dev. Rev. Bonds (Somerset Extension), Series 2019-H, 1.795% 2022	215	218
G.O. Bonds, State and Local Facs. Loan of 2020, Series 2020-A-1, 5.00% 2029	2,045	2,806
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	700	764
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	1,770	1,950
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 5.00% 2033	745	1,019
		7,376
Massachusetts 0.80%
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2020-A, 5.00% 2030	1,000	1,435
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham Issue), Series 2020-A-2, 5.00% 2023	1,350	1,522
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 5.00% 2024	1,000	1,169
Capital Group Core Municipal Fund — Page 8 of 70

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Bonds, notes & other debt instruments (continued) Massachusetts (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	$305	$320
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	560	591
		5,037
Michigan 3.20%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2032 (preref. 2022)	185	202
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2027	640	819
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	2,340	2,597
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2026	1,500	1,848
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2027	250	301
Fin. Auth., Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-2, (SIFMA Municipal Swap Index x 0.61 + 0.50%) 0.66% 2038 (put 2021)[1]	680	680
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 2032	500	662
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 2027	1,000	1,236
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2021	650	689
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	475	522
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2019-A-1, 1.50% 2022	1,250	1,251
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	705	744
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	600	643
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	330	356
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	770	846
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	2,050	2,286
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	955	1,075
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2050	1,000	1,118
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2023	300	335
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2030	700	928
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 1995-CC, 1.45% 2030 (put 2021)	1,000	1,006
		20,144
Minnesota 2.06%
City of Brooklyn Park, Multi Family Housing Rev. Ref. Bonds (Amorce I LP Project), Series 2019-A, 1.25% 2022 (put 2021)	1,545	1,550
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	50	51
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	370	397
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	935	1,000
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047	770	835
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	380	416
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	445	491
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	2,080	2,330
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B 4.25% 2049	935	1,055
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 2050	300	335
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-C, 4.50% 2038 (put 2021)	1,000	1,042
City of St. Paul, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Millberry Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	1,100	1,101
Regents of the University of Minnesota, G.O. Bonds, Series 2011-D, 5.00% 2029 (preref. 2021)	1,265	1,346
Regents of the University of Minnesota, G.O. Rev. Ref. Bonds, Series 2017-B, 5.00% 2021	960	1,022
		12,971
Capital Group Core Municipal Fund — Page 9 of 70

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Bonds, notes & other debt instruments (continued) Mississippi 0.68%	Principal amount (000)	Value (000)
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2023	$850	$959
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	500	586
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2048	755	839
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2015-A, 5.00% 2021	1,490	1,546
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Baptist Memorial Health Care), Series 2020-A-2, 1.98% 2036 (put 2020)	355	355
		4,285
Missouri 0.81%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 2026	1,435	1,737
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	1,930	2,042
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047	428	452
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 2050	625	694
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	135	144
		5,069
Montana 0.03%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	155	165
Nebraska 0.98%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2032 (preref. 2022)	1,190	1,285
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	55	56
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	185	196
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	495	518
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	190	195
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	835	916
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	2,170	2,391
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2019-A, 5.00% 2031	450	606
		6,163
Nevada 1.76%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	750	938
Clark County School Dist., Limited Tax G.O. School Bonds, Series 2015-D, 5.00% 2022	500	542
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 2029	770	1,025
County of Clark, Pollution Control Rev. Ref. Bonds (Nevada Power Co. Projects), Series 2017, 1.65% 2036 (put 2023)	1,355	1,374
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Rev. Ref. Bonds, Series 2017, 2.00% 2023	465	482
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	450	565
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	475	562
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-A, 5.00% 2027	1,500	1,943
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-D, 5.00% 2026	405	510
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-D, 5.00% 2029	2,310	3,149
		11,090
Capital Group Core Municipal Fund — Page 10 of 70

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Bonds, notes & other debt instruments (continued) New Hampshire 0.44%	Principal amount (000)	Value (000)
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2012, 4.00% 2022	$575	$598
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2021	600	610
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2022	320	337
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2022	500	544
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2023	600	678
		2,767
New Jersey 2.17%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2022	200	214
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-A, 1.00% 2023	2,025	2,033
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	1,000	1,006
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	200	206
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Georgia King Village Project), Series 2018-E, 2.45% 2021 (put 2020)	525	527
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Pilgram Baptist Village I & II), Series 2019-E, 1.50% 2022 (put 2021)	550	556
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Spruce Spires Project), Series 2018-B, 2.02% 2021 (put 2020)	1,500	1,500
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	435	491
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	250	286
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2012, 5.00% 2020	500	505
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	2,250	2,333
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2022	560	605
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2023	500	561
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	700	893
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2021	1,000	1,049
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 2028	750	909
		13,674
New Mexico 1.20%
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-E, 1.15% 2040 (put 2024)	1,940	1,954
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 2049	1,035	1,143
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	2,795	3,143
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050	160	179
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 2039 (put 2025)	945	1,123
		7,542
New York 8.16%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	395	448
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2022	200	215
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2030	1,500	1,923
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2028	1,000	1,313
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2026	660	823
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2030	605	825
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2022	200	215
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-C, 5.00% 2024	2,000	2,345
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-C, 5.00% 2028	1,000	1,315
Capital Group Core Municipal Fund — Page 11 of 70

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2035	$400	$514
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022	660	663
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 1.55% 2023	705	710
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 0.85% 2024	345	345
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.869% 2033 (put 2023)[1]	1,000	998
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.869% 2033 (put 2023)[1]	840	838
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2023	375	403
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 0.61% 2044 (put 2022)[1]	750	709
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 2045 (put 2030)	2,180	2,511
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2023	1,000	1,075
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2025	250	279
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2026	1,655	1,865
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2027	535	613
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	1,520	1,617
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	1,390	1,488
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	945	1,050
New York City G.O. Bonds, Fiscal 1994, Series 1994-A-4, 5.00% 2021	645	676
New York City G.O. Bonds, Fiscal 2016, Series 2016-E, 5.00% 2021	150	157
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2028	565	724
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2031	1,635	2,089
New York City G.O. Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 2028	2,000	2,640
New York City G.O. Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 2030	2,350	3,212
New York City G.O. Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 2032	2,030	2,747
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	320	333
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	2,500	2,501
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	750	787
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-EE, 5.00% 2031	1,170	1,682
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2023	1,250	1,428
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 2031	760	1,054
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 2032	110	151
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 2022[2]	168	171
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 3.125% 2025	225	227
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2030	155	200
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2025	315	382
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2032	2,000	2,736
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2033	1,275	1,729
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2004-A-2, National insured, 5.50% 2025	500	617
		51,343
North Carolina 1.30%
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	1,155	1,288
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	1,470	1,602
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 2050	260	296
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	1,705	1,833
Capital Group Core Municipal Fund — Page 12 of 70

unaudited
Bonds, notes & other debt instruments (continued) North Carolina (continued)	Principal amount (000)	Value (000)
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 0.515% 2041 (put 2022)[1]	$1,480	$1,474
University of North Carolina at Charlotte, General Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	1,000	1,141
City of Winston-Salem, Water and Sewer System Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	460	545
		8,179
North Dakota 0.42%
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	1,205	1,298
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	95	99
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	300	318
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	375	410
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	280	307
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	195	218
		2,650
Ohio 2.75%
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2027	1,500	1,896
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2028	200	258
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2030	400	539
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2022	810	877
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2027	570	715
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	575	617
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,000	1,068
G.O. Common Schools Rev. Ref. Bonds, Series 2012-C, 5.00% 2021	1,000	1,055
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2014, 5.00% 2025	400	455
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	420	456
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	745	841
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	665	753
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2028	700	926
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2029	300	406
Public Facs. Commission, Higher Education G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,214
County of Richland, Madison Local School Dist., School Improvement Rev. Ref. Bonds, Series 2014, 5.25% 2037 (preref. 2022)	1,095	1,196
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2025	115	128
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2023	500	581
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2024	500	592
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2032	500	691
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2033	775	1,067
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2033	720	990
		17,321
Oklahoma 0.51%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2021	595	621
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2023	595	677
Housing Fin. Agcy., Collateralized Rev. Bonds (Deer Park & Apple Run Apartments), Series 2019, 1.60% 2022	750	759
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2025	800	983
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2032	120	164
		3,204
Capital Group Core Municipal Fund — Page 13 of 70

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Bonds, notes & other debt instruments (continued) Oregon 0.52%	Principal amount (000)	Value (000)
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2031	$600	$686
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	355	366
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2020, 3.50% 2050	295	330
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	620	666
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	945	1,030
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	180	200
		3,278
Pennsylvania 2.67%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2022	400	429
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2022	1,000	1,082
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2021	400	406
County of Butler, Hospital Facs. Rev. Bonds (Butler Health System Project), Series 2015-A, 4.00% 2021	325	333
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2021	375	388
Fncg. Auth., Rev. Bonds, Series 2013-A-2, 5.00% 2042 (preref. 2022)	580	631
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 0.76% 2049 (put 2024)[1]	455	453
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	1,290	1,392
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	350	380
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2018-C, 0.88% 2051 (put 2023)[1]	400	400
County of Montgomery, Industrial Dev. Auth. Rev. Bonds (Waverly Heights Ltd.), Series 2019, 4.00% 2021	100	103
County of Montgomery, Industrial Dev. Auth. Rev. Bonds (Waverly Heights Ltd.), Series 2019, 4.00% 2023	125	132
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2026	400	436
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2020-B, 5.00% 2043 (put 2027)	1,000	1,234
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 1.159% 2048 (put 2022)[1]	175	174
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2025	415	500
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2020	750	752
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 5.00% 2022	1,050	1,146
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2016-F, 5.00% 2023	1,500	1,702
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2026	1,000	1,255
Turnpike Commission, Turnpike Rev. Bonds (Motor License Fund), Series 2012-A, 5.00% 2026 (preref. 2021)	1,000	1,064
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2029 (preref. 2021)	1,315	1,398
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	335	356
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2042 (preref. 2022)	575	639
		16,785
Rhode Island 0.09%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	500	563
South Carolina 1.07%
County of Charleston, G.O. Capital Improvement Transportation Sales Tax Bonds, Series 2011, 5.00% 2024 (preref. 2021)	515	546
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2028	100	132
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2030	450	610
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2011-1, 4.50% 2030	30	31
Capital Group Core Municipal Fund — Page 14 of 70

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Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	$510	$549
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	135	147
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050	805	921
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	705	767
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2022	600	656
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	586
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	180	199
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	510	547
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028 (preref. 2022)	490	533
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	350	385
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2023	125	142
		6,751
South Dakota 1.22%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	970	1,024
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	1,220	1,299
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 2047	1,615	1,756
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	1,805	2,032
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 2049	385	428
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 2051	1,000	1,124
		7,663
Tennessee 1.00%
Town of Greeneville, Health and Educational Facs. Board, Multi Family Housing Rev. Bonds (People RD Portfolio Project), Series 2019, 1.45% 2022 (put 2021)	20	20
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	145	150
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	145	149
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 2050	490	551
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	670	721
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	625	682
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 2042	635	694
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 2050	970	1,088
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-3-A, 3.50% 2050	110	123
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Trevecca Towers II Project), Series 2018, 2.00% 2022 (put 2021)	2,075	2,089
		6,267
Texas 17.31%
Alvarado Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	795	890
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2025	600	727
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2026	400	500
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2027	225	289
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2025	620	749
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2023	885	1,014
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2024	400	474
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2026	400	497
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2028	595	778
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2029	235	314
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2026	1,900	2,392
Capital Group Core Municipal Fund — Page 15 of 70

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2027	$1,000	$1,288
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2028	650	855
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2026	450	571
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2027	250	320
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2027	460	558
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2028	475	571
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2029	395	472
Arlington Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2026	325	405
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	740	907
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,500	1,873
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031	480	622
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	115	124
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2026	245	306
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2027	1,000	1,284
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Mission Trail at El Camino Real Apartments), Series 2019, 2.10% 2037 (put 2022)	1,080	1,096
Carroll Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2026	970	1,211
Carroll Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 5.00% 2024	1,000	1,167
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 5.75% 2031 (preref. 2021)	285	292
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2028	1,100	1,407
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 2027	1,360	1,753
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2025	500	611
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2026	1,000	1,256
County of Collin, Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 2032	680	917
Comal Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2026	1,000	1,247
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	220	236
Conroe Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,190	1,438
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2027	530	689
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2027	490	600
Crowley Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	1,000	1,228
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2028	310	413
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2029	400	541
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2030	705	948
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	260	348
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2025	850	1,030
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2025	850	1,030
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-2, 2.125% 2040 (put 2021)	860	875
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-2, 2.125% 2040 (put 2021)	250	255
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 4.00% 2039	1,000	1,048
City of Dallas, Housing Fin. Corp., Multi Family Rev. Notes (Estates at Shiloh), Series 2019, 1.51% 2037 (put 2023)	430	440
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	155	169
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	2,000	2,526
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2030	155	207
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2027	600	782
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	500	597
Capital Group Core Municipal Fund — Page 16 of 70

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017-E, 5.00% 2025	$1,230	$1,490
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2021	725	762
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-C-2, (SIFMA Municipal Swap Index + 0.57%) 0.73% 2049 (put 2024)[1,4]	1,000	970
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 2022	1,000	1,078
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 2041 (put 2024)	1,000	1,184
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 1.06% 2022[1]	250	250
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.10% 2031[1]	150	150
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2023	1,020	1,131
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	1,390	1,394
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 2049	1,345	1,531
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2050	1,395	1,596
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2051	375	425
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2028	1,000	1,298
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	500	636
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2020-C, 5.00% 2032	450	625
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2024	95	112
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2027	550	722
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2027	1,050	1,335
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2028	250	325
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.67 + 0.28%) 0.397% 2036 (put 2021)[1]	175	174
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	465	500
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 5.00% 2031	115	153
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds., Series 2014-A, 5.00% 2024	1,500	1,779
Killeen Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	445	478
Klein Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2025	500	615
Klein Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2018, 5.00% 2024	1,000	1,167
Lewisville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2027	1,115	1,408
Lewisville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2026	215	273
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2023	575	645
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2027	1,000	1,280
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2031	630	863
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2022	460	500
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2024	255	298
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2027	1,750	2,227
Lumberton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2029	245	332
Manor Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2031	500	668
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2028	235	256
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	500	515
North East Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 4.00% 2032	215	264
Capital Group Core Municipal Fund — Page 17 of 70

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
North East Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 1.42% 2040 (put 2021)	$680	$683
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	950	1,189
North Texas Tollway Auth., Special Projects System Rev. Bonds, Series 2011-D, 5.00% 2031 (preref. 2021)	200	210
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	220	235
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038 (preref. 2021)	330	338
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	300	352
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,600	1,838
Northside Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2027	850	1,110
Northwest Independent School Dist., Unlimited Tax Bonds, Series 2019, 5.00% 2023	1,000	1,122
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2013, 5.00% 2038 (preref. 2023)	450	505
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2029	260	352
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2022	1,000	1,074
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2050 (put 2021)	415	433
Red River Education Fin. Corp., Higher Education Rev. Ref. Bonds (Saint Edward’s University Project), Series 2017, 5.00% 2026	210	241
Red River Education Fin. Corp., Higher Education Rev. Ref. Bonds (Saint Edward’s University Project), Series 2017, 5.00% 2027	220	257
Round Rock Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2022	600	658
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 2.00% 2033 (put 2021)	1,150	1,165
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,262
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	250	263
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2021	165	171
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2022	185	201
Sheldon Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2022	250	269
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2018-A, 5.00% 2027	1,010	1,294
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	465	613
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Christus Health), Series 2018-A, 5.00% 2023	850	953
Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-E, 5.00% 2022	1,425	1,547
Board of Regents of Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2026	1,000	1,246
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	270	302
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2024	90	105
Transportation Commission, Highway Improvement G.O. Bonds, Series 2016-A, 5.00% 2028	200	250
Trinity River Auth., Regional Wastewater System Rev. Improvement and Rev. Ref. Bonds, Series 2019, 5.00% 2026	1,000	1,258
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2025	240	291
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2026	760	948
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2014-B, 5.00% 2025	205	241
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2016-D, 5.00% 2021	1,090	1,145
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	1,125	1,182
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2016-I, 5.00% 2021	500	525
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2018, 5.00% 2032	595	805
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 5.00% 2027	1,000	1,304
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2029	990	1,316
Capital Group Core Municipal Fund — Page 18 of 70

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Wylie Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	$1,790	$2,493
Ysleta Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	550	630
		108,922
Utah 0.37%
G.O. Bonds, Series 2020, 5.00% 2026	1,105	1,412
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	205	221
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2021	310	323
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2022	335	359
		2,315
Vermont 0.08%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	290	317
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 2050	170	191
		508
Virginia 2.01%
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2031	600	810
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2032	215	288
City of Chesapeake, G.O. Public Improvement and Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	315	448
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2024 (preref. 2022)	295	316
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2033	1,865	2,067
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2034	975	1,081
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2020-A, 5.00% 2033	1,000	1,365
County of Fairfax, Public Improvement Bonds, Series 2020-A, 4.50% 2027	600	772
County of Fairfax, Public Improvement Bonds, Series 2020-A, 5.00% 2030	635	897
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury Richmond), Series 2018, 5.00% 2023	575	625
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 1.90% 2035 (put 2023)	1,000	1,036
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2020-B, 5.00% 2026	1,000	1,271
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.20% 2040 (put 2024)	1,630	1,651
		12,627
Washington 1.40%
Energy Northwest, Columbia Generating Station Electric Rev. and Rev. Ref. Bonds, Series 2020-A, 5.00% 2032	195	270
G.O. Bonds, Series 2017-D, 5.00% 2028	1,000	1,285
G.O. Bonds, Series 2019-A, 5.00% 2033	500	655
G.O. Bonds, Series 2019-C, 5.00% 2031	1,000	1,347
G.O. Bonds, Series 2020-A, 5.00% 2025	275	340
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2022	340	373
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2024	275	319
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.16% 2035 (put 2021)[1]	500	498
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2027	500	638
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2023[2]	1,095	1,152
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	645	694
Capital Group Core Municipal Fund — Page 19 of 70

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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049	$345	$384
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 0.65% 2046 (put 2023)[1]	825	821
		8,776
West Virginia 0.21%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-B, 2.625% 2042 (put 2022)	750	771
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 2040 (put 2024)	500	525
		1,296
Wisconsin 2.21%
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	2,000	2,262
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	150	182
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	1,300	1,423
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 0.71% 2054 (put 2023)[1]	1,130	1,128
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-5, 5.00% 2033 (put 2024)	500	594
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2019-A, 5.00% 2021	325	344
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2026[2]	1,910	2,251
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, 5.00% 2032	355	458
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	1,300	1,406
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	995	1,080
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 2050	1,300	1,449
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	322
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	315	390
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 2026	500	628
		13,917
Wyoming 0.39%
Community Dev. Auth., Housing Rev. Bonds, Series 2019-1, 4.00% 2048	945	1,048
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 2050	1,230	1,400
		2,448
Total bonds, notes & other debt instruments (cost: $547,351,000)		569,627
Short-term securities 10.60%
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 0.12% 2052[1]	1,000	1,000
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 0.14% 2035[1]	1,500	1,500
State of California, Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 0.14% 2025[1]	1,000	1,000
State of Illinois, City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2021	100	101
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 0.17% 2044[1]	4,280	4,280
Capital Group Core Municipal Fund — Page 20 of 70

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Short-term securities (continued)	Principal amount (000)	Value (000)
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 0.17% 2044[1]	$1,700	$1,700
State of Indiana, Indianapolis Local Public Improvement Bond Bank Notes (Fieldhouse Project), Series 2019-B, 1.45% 6/1/2021	670	670
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-F, 0.14% 2041[1]	955	955
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 0.14% 2022[1]	745	745
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 0.13% 2038[1]	1,200	1,200
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.14% 2030[1]	6,400	6,400
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.15% 2041[1]	4,100	4,100
State of New York, Dormitory Auth., Rev. Bonds (University of Rochester), Series 2003-A, JPMorgan Chase LOC, 0.18% 2031[1]	360	360
State of New York, Dormitory Auth., State Personal Income Tax Rev. Anticipation Notes (General Purpose), Series 2020-B, 5.00% 3/31/2021	5,760	5,945
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2022	1,160	1,185
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 0.16% 2042[1]	2,000	2,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2014-AA-2, 0.18% 2050[1]	2,200	2,200
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 0.16% 2041[1]	5,000	5,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-4, 0.16% 2045[1]	5,000	5,000
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2003-1-C, 0.18% 2022[1]	2,350	2,350
State of New York, City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, JPMorgan Chase LOC, 0.13% 2037[1]	2,850	2,850
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 0.13% 2052[1]	10,600	10,600
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.15% 2021 (put 2020)[4]	200	204
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.14% 2048[1]	2,500	2,500
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 0.19% 2033[1]	2,255	2,255
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 0.19% 2034[1]	605	605
Total short-term securities (cost: $66,707,000)		66,705
Total investment securities 101.13% (cost: $614,058,000)		636,332
Other assets less liabilities (1.13%)		(7,088)
Net assets 100.00%		$629,244
[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,637,000, which represented .90% of the net assets of the fund.
[3]	Step bond; coupon rate may change at a later date.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
Capital Group Core Municipal Fund — Page 21 of 70

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Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	IAM = Interest at Maturity
Certs. of Part. = Certificates of Participation	LIBOR = London Interbank Offered Rate
Dept. = Department	LOC = Letter of Credit
Dev. = Development	Preref. = Prerefunded
Dist. = District	Redev. = Redevelopment
Econ. = Economic	Ref. = Refunding
Fac. = Facility	Rev. = Revenue
Facs. = Facilities	SIFMA = Securities Industry and Financial Markets Association
Fin. = Finance	USD/$ = U.S. dollars
Capital Group Core Municipal Fund — Page 22 of 70

Capital Group Short-Term Municipal FundSM
Investment portfolio
July 31, 2020
unaudited
Bonds, notes & other debt instruments 93.16% Alabama 1.23%	Principal amount (000)	Value (000)
City of Alabaster, Board of Education, Special Tax School Warrants, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2028 (preref. 2024)	$500	$595
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 2049 (put 2026)	455	533
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	600	615
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	35	39
South East Gas Supply Dist., Gas Supply Rev. Bonds (Project No. 2), Series 2018-A, 4.00% 2049 (put 2024)	490	546
		2,328
Arizona 1.33%
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2026	300	377
County of Coconino, Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-B, 1.65% 2039 (put 2023)	500	507
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2022	185	198
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2023	750	856
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 4.00% 2021	565	582
		2,520
Arkansas 0.08%
Board of Trustees of Pulaski Technical College, Student Tuition and Fee Rev. Capital Improvement and Ref. Bonds, Series 2011, 5.00% 2041	150	158
California 4.12%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.06% 2045 (put 2023)[1]	1,500	1,505
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	110	135
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	500	553
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-1, (3-month USD-LIBOR x 0.70 + 0.20%) 0.319% 2038 (put 2021)[1]	4,000	3,992
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, 5.00% 2022	115	126
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2021	400	415
Peralta Community College Dist., G.O. Bonds, 2006 Election, Series 2020-E-1, 5.00% 2026	75	94
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2023	400	457
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2028	250	309
City of Tustin, Community Facs. Dist. No. 2014-1 (Tustin Legacy/Standard Pacific), Special Tax Bonds, Series 2015-A, 5.00% 2027	200	235
		7,821
Capital Group Short-Term Municipal Fund — Page 23 of 70

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Bonds, notes & other debt instruments (continued) Colorado 0.80%	Principal amount (000)	Value (000)
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2020-A, 5.00% 2025	$500	$622
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	260	275
Health Facs. Auth., Rev. Bonds (Stanford), Series 2019-A, 5.00% 2022	325	355
Regents of the University of Colorado, University Enterprise Rev. and Rev. Ref. Bonds, Series 2019-C, 2.00% 2054 (put 2024)	245	259
		1,511
Connecticut 2.66%
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2017-I-1, 5.00% 2022	500	539
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1999-U-1, 2.00% 2033 (put 2022)	500	513
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	750	766
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 2.05% 2035 (put 2021)	285	290
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	315	331
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	145	154
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	670	727
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 2043	750	829
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	245	252
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	305	315
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	310	326
		5,042
District of Columbia 1.78%
G.O. Bonds, Series 2015-A, 5.00% 2032	700	845
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2026	65	82
Income Tax Secured Rev. Bonds, Series 2011-A, 5.00% 2022	320	341
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 2024	500	590
Income Tax Secured Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	500	553
Income Tax Secured Rev. Ref. Bonds, Series 2020-B, 5.00% 2026	750	960
		3,371
Florida 5.29%
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Prospect Park Apartments), Series 2019-C, 1.40% 2022 (put 2021)	70	71
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.25% 2021	355	359
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.50% 2022	500	516
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	5	5
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	365	407
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 2051	50	56
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Pembroke Tower Apartments), Series 2019-G, 1.55% 2021 (put 2021)	105	106
JEA, Electric System Rev. Bonds, Series 2012-B, 5.00% 2023 (preref. 2021)	1,095	1,156
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2025	280	347
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2026	250	318
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, 1.50% 2027 (put 2020)	100	100
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	195	217
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 4.00% 2020	765	765
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Jernigan Gardens), Series 2020-B, 0.35% 2023 (put 2022)	1,000	1,000
Capital Group Short-Term Municipal Fund — Page 24 of 70

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Willow Key Apartments), Series 2019-A, 1.90% 2022 (put 2021)	$85	$86
City of Orlando, Utilities Commission, Utility System Rev. Ref. Bonds, Series 2017-A, 5.00% 2027 (put 2020)	1,500	1,511
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2043 (preref. 2023)	110	126
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2024	100	116
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2025	75	89
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2026	100	121
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2018-A, 5.00% 2021	170	177
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2012-A, 4.00% 2028	320	331
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	1,000	1,269
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2020-A, 5.00% 2027	500	654
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	100	140
		10,043
Georgia 1.80%
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	800	918
City of East Point, Housing Auth., Multi Family Housing Rev. Bonds (Hillcrest Senior Apartments Projects), Series 2018, 2.25% 2022 (put 2021)[2]	175	177
G.O. Rev. Ref. Bonds, Series 2016-E, 5.00% 2026	70	90
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	50	53
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	595	643
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-C, 4.00% 2050 (put 2026)	500	581
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2012-A, 5.00% 2030 (preref. 2022)	870	951
		3,413
Hawaii 0.29%
G.O. Bonds, Series 2018-FT, 5.00% 2026	260	323
Dept. of Transportation, Airports Division, Lease Rev. Certs. of Part., Series 2010-A, 5.00% 2022	225	226
		549
Illinois 7.85%
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2011-A, 5.00% 2041 (preref. 2022)	205	219
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	625	703
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	500	509
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2020	100	101
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2021	500	527
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2022	540	589
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2021	180	190
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000, MBIA insured, 6.25% 2021	1,460	1,533
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2023	100	112
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2024	130	151
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2027	275	354
Fin. Auth., Rev. Bonds (Northshore University Heathsystem), Series 2020-A, 5.00% 2024	200	233
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2021	1,100	1,150
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2023	225	243
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	515	630
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	145	151
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2022	240	260
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.16% 2050 (put 2025)[1]	1,000	1,002
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	600	640
Capital Group Short-Term Municipal Fund — Page 25 of 70

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	$500	$553
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2022	500	533
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2021	50	52
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	200	209
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	310	344
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2021	500	507
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2021	120	127
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2023	190	210
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2025	545	647
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2014-D, 5.00% 2022	185	196
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	175	193
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	250	297
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2010-A, 5.00% 2021	150	150
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 2024	200	230
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	620	732
Board of Trustees of the University of Illinois, Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2021	105	108
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2021	500	506
		14,891
Indiana 1.33%
Bond Bank, Special Program Gas Rev. Bonds, Series 2007-A, 5.25% 2021	100	105
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2022	440	473
Fin. Auth., Rev. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2012, 5.00% 2030 (preref. 2022)	245	264
Fin. Auth., State Revolving Fund Bonds, Series 2012-B, 5.00% 2026 (preref. 2021)	125	128
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	610	682
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049	40	45
Indianapolis Local Public Improvement Bond Bank, Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2023	230	253
Indianapolis Local Public Improvement Bond Bank, Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2024	240	273
Indianapolis Local Public Improvement Bond Bank, Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2025	255	300
		2,523
Iowa 0.28%
Fin. Auth., State Revolving Fund Rev. Bonds, Series 2011, 5.00% 2026 (preref. 2021)	500	524
Kentucky 0.59%
Housing Corp., Housing Rev. Bonds (Jefferson Green Apartments Project), Series 2018, 2.20% 2022 (put 2021)	685	691
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)	55	62
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 2049 (put 2025)	320	365
		1,118
Capital Group Short-Term Municipal Fund — Page 26 of 70

unaudited
Bonds, notes & other debt instruments (continued) Louisiana 0.42%	Principal amount (000)	Value (000)
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2023	$250	$287
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2007-A, 1.65% 2027 (put 2023)	95	96
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	400	410
		793
Maine 0.37%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	330	355
Maine Municipal Bond Bank, Grant Anticipation Bonds, Series 2018-A, 5.00% 2023	300	343
		698
Maryland 2.03%
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2022	400	418
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	385	436
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-A, 4.25% 2049	130	146
G.O. Bonds, State and Local Facs. Loan of 2018, Series 2018-A-1, 5.00% 2024	945	1,111
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	340	371
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	475	523
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2012, 5.00% 2021	160	167
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2016-2, 5.00% 2027	150	189
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017-2, 5.00% 2028	375	488
		3,849
Massachusetts 1.04%
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2020-A, 5.00% 2025	825	1,031
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	60	63
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	500	528
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	330	345
		1,967
Michigan 2.70%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	700	762
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2032 (preref. 2022)	45	49
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	1,285	1,426
Fin. Auth., Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-2, (SIFMA Municipal Swap Index x 0.61 + 0.50%) 0.66% 2038 (put 2021)[1]	215	215
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	395	417
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	110	119
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	645	719
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2024	375	446
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	325	327
Capital Group Short-Term Municipal Fund — Page 27 of 70

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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-G, 5.00% 2021	$300	$319
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-C, 5.00% 2023	290	331
		5,130
Minnesota 2.56%
City of Brooklyn Park, Multi Family Housing Rev. Ref. Bonds (Amorce I LP Project), Series 2019-A, 1.25% 2022 (put 2021)	205	206
G.O. Bonds, Series 2014-A, 5.00% 2025	610	726
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	10	10
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	740	829
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 2050	500	556
City of Minneapolis, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	1,600	1,903
Regents of the University of Minnesota, G.O. Bonds, Series 2011-A, 5.25% 2030 (preref. 2020)	500	508
Regents of the University of Minnesota, G.O. Rev. Ref. Bonds, Series 2017-B, 5.00% 2021	120	128
		4,866
Missouri 0.64%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	880	931
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 2050	190	211
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-E-4, 4.25% 2030 (preref. 2021)	65	67
		1,209
Montana 0.26%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	150	160
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	145	162
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 2050	150	171
		493
Nebraska 0.75%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	85	86
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	320	339
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	190	195
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	575	634
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2019-A, 5.00% 2031	130	175
		1,429
Nevada 1.93%
County of Clark, Airport System Rev. Notes, Series 2018-A, 5.00% 2021	675	702
County of Clark, Pollution Control Rev. Ref. Bonds (Nevada Power Co. Projects), Series 2017, 1.65% 2036 (put 2023)	645	654
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2023	600	682
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	500	591
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	500	580
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-A, 5.00% 2027	160	207
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-D, 5.00% 2026	200	252
		3,668
Capital Group Short-Term Municipal Fund — Page 28 of 70

unaudited
Bonds, notes & other debt instruments (continued) New Jersey 1.70%	Principal amount (000)	Value (000)
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-A, 1.00% 2023	$275	$276
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Georgia King Village Project), Series 2018-E, 2.45% 2021 (put 2020)	215	216
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Pilgram Baptist Village I & II), Series 2019-E, 1.50% 2022 (put 2021)	130	131
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Spruce Spires Project), Series 2018-B, 2.02% 2021 (put 2020)	500	500
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	600	678
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	1,265	1,311
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2023	100	112
		3,224
New Mexico 0.36%
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	470	529
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 2039 (put 2025)	135	160
		689
New York 6.33%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	360	408
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2022	175	188
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2030	145	198
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-C, 5.00% 2024	995	1,167
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-H, 1.65% 2021	350	355
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-I, 2.55% 2022	250	261
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-I, 2.70% 2023	650	692
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.869% 2033 (put 2023)[1]	300	299
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.869% 2033 (put 2023)[1]	260	259
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-B, 5.00% 2022	195	205
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-2, 5.00% 2024	300	329
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-D, 5.00% 2027	500	564
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2023	455	489
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	610	649
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	640	711
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2023	1,000	1,142
New York City G.O. Bonds, Fiscal 2019, Series 2019-E, 5.00% 2024	900	1,068
New York City G.O. Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 2030	225	308
New York City G.O. Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 2032	80	108
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	150	150
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	500	500
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	250	262
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 2022[3]	124	126
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2025	80	97
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2027	505	624
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2033	200	271
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2004-A-2, National insured, 5.50% 2025	465	574
		12,004
Capital Group Short-Term Municipal Fund — Page 29 of 70

unaudited
Bonds, notes & other debt instruments (continued) North Carolina 0.73%	Principal amount (000)	Value (000)
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 5.00% 2021	$105	$109
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	290	316
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 2050	75	84
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 2050	80	91
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 0.515% 2041 (put 2022)[1]	440	438
City of Winston-Salem, Water and Sewer System Rev. Ref. Bonds, Series 2020-A, 5.00% 2022	200	218
City of Winston-Salem, Water and Sewer System Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	110	131
		1,387
North Dakota 0.63%
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	155	167
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	45	47
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	610	643
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	325	347
		1,204
Ohio 1.95%
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2025	1,000	1,208
Columbus Metropolitan Library, Library Fund Library Facs. Notes, Series 2012-1, 5.00% 2025 (preref. 2020)	150	153
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	105	114
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	225	254
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	145	164
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	40	41
Infrastructure Improvement G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	600	669
County of Richland, Madison Local School Dist., School Improvement Rev. Ref. Bonds, Series 2014, 5.25% 2037 (preref. 2022)	530	579
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2025	60	67
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2015-A, 5.00% 2025	115	143
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2033	115	158
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2033	110	151
		3,701
Oklahoma 0.48%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2023	145	165
Housing Fin. Agcy., Collateralized Rev. Bonds (Deer Park & Apple Run Apartments), Series 2019, 1.60% 2022	250	253
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	165	170
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	275	327
		915
Oregon 0.42%
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	350	361
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	390	441
		802
Capital Group Short-Term Municipal Fund — Page 30 of 70

unaudited
Bonds, notes & other debt instruments (continued) Pennsylvania 3.03%	Principal amount (000)	Value (000)
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2020-A, 5.00% 2025	$400	$475
General Auth. of Southcentral Pennsylvania, Rev. Bonds (AICUP Fncg. Program - York College of Pennsylvania Project), Series 2011, 6.00% 2031 (preref. 2021)	1,000	1,043
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	305	329
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Central Pennsylvania Dev.), Series 2018, 2.45% 2022 (put 2021)	1,000	1,018
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	775	842
Turnpike Commission, Turnpike Rev. Bonds (Motor License Fund), Series 2019-A, 5.00% 2023	200	229
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2029 (preref. 2021)	185	197
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	55	58
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2042 (preref. 2022)	275	306
Turnpike Commission, Turnpike Rev. Bonds, Series 2018-B, (SIFMA Municipal Swap Index + 0.50%) 0.66% 2021[1]	1,000	997
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 2023	225	251
		5,745
Rhode Island 0.69%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2021	920	955
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	350	365
		1,320
South Carolina 1.33%
County of Charleston, G.O. Capital Improvement Transportation Sales Tax Bonds, Series 2011, 5.00% 2024 (preref. 2021)	500	530
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2011-1, 4.50% 2030	20	20
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	280	313
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050	165	189
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	305	332
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2021	250	263
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	55	61
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2011-B, 5.00% 2021	225	238
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2025	120	140
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2022	400	440
		2,526
South Dakota 0.38%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	170	179
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	475	535
		714
Tennessee 1.31%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	95	98
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	85	87
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	855	915
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	370	394
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	260	284
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Trevecca Towers II Project), Series 2018, 2.00% 2022 (put 2021)	700	705
		2,483
Capital Group Short-Term Municipal Fund — Page 31 of 70

unaudited
Bonds, notes & other debt instruments (continued) Texas 19.71%	Principal amount (000)	Value (000)
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2022	$625	$671
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2023	350	393
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2022	645	712
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2016-A, 5.00% 2024	310	357
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2026	560	705
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2022	350	382
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2025	800	979
Arlington Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2022	405	435
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2033 (preref. 2023)	105	119
Boerne Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2027	755	970
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	70	75
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2027	525	673
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	165	177
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2026	75	94
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2021	100	105
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	50	54
Coppell Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2018, 4.00% 2020	165	165
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013, 5.00% 2025	600	672
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2014-C, 5.00% 2027	500	581
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-2, 2.125% 2040 (put 2021)	285	290
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-2, 2.125% 2040 (put 2021)	250	254
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-3, 3.00% 2043 (put 2020)	1,790	1,792
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2014-A, 3.20% 2028	305	338
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	400	477
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2026	335	420
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 2024	400	474
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2021	430	448
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	155	169
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2030	40	53
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	400	478
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2024	130	155
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 1.95% 2049 (put 2022)[2]	500	511
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2021	170	179
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 2030	400	475
Grapeville-Colleyville Independent School Dist., Unlimited Tax School Building Bonds, Series 2012-B, 2.00% 2036 (put 2020)	645	645
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-C-1, (SIFMA Municipal Swap Index + 0.42%) 0.58% 2049 (put 2022)[1]	375	371
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.10% 2031[1]	125	125
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2023 (preref. 2021)	600	636
Capital Group Short-Term Municipal Fund — Page 32 of 70

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2023	$315	$349
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2024	150	178
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	635	637
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	1,000	1,237
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-A, 5.00% 2029	45	46
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	465	523
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2050	445	509
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2051	125	142
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2024	50	59
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 2.00% 2024	615	661
Houston Independent School Dist., Limited Tax Schoolhouse and Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	200	205
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.67 + 0.28%) 0.397% 2036 (put 2021)[1]	100	100
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	100	107
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds., Series 2015-A, 5.00% 2027	340	410
Killeen Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	95	102
Klein Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2025	500	615
Longview Independent School Dist., Unlimited Tax Ref. Bonds, Series 2017, 5.00% 2022	180	193
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2024	500	584
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2022	1,000	1,086
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2025	1,000	1,208
Needville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2021	155	163
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2024	585	673
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,500	1,723
Northside Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2026	600	763
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	125	134
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 4.00% 2021	325	332
Plainview Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 2022	500	537
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2050 (put 2021)	960	1,001
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2024	200	232
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2025	250	300
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2026	260	320
Round Rock Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2021	130	136
Round Rock Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2022	300	329
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,009
Tarrant Regional Water Dist., Water Rev. Ref. Bonds, Series 2015, 5.00% 2021	170	175
Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2021 (escrowed to maturity)	145	150
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	80	89
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2024	30	35
Transportation Commission, G.O. Mobility Fund Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	550	647
Transportation Commission, Rev. Ref. Bonds (State Highway Fund), Series 2016-B, 4.00% 2026 (put 2021)	1,000	1,035
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2014-B, 5.00% 2025	100	118
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2016-I, 5.00% 2021	500	525
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 2022	550	596
Ysleta Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	750	824
		37,406
Capital Group Short-Term Municipal Fund — Page 33 of 70

unaudited
Bonds, notes & other debt instruments (continued) Utah 0.96%	Principal amount (000)	Value (000)
G.O. Bonds, Series 2020, 5.00% 2026	$1,050	$1,342
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	245	265
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 3.00% 2020	220	221
		1,828
Vermont 0.02%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 2050	40	45
Virginia 4.01%
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2025	130	156
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2026	500	618
City of Chesapeake, G.O. Public Improvement and Rev. Ref. Bonds, Series 2020-A, 5.00% 2028	500	676
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2033	450	499
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2034	235	260
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 5.00% 2024	1,500	1,794
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-A, 5.00% 2023 (preref. 2022)	555	599
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2016-A, 5.00% 2026	200	248
G.O. Rev. Ref. Bonds, Series 2019-B, 5.00% 2021	500	520
County of Halifax, Industrial Dev. Auth., Recovery Zone Fac. Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 2.15% 2041 (put 2020)	105	105
Public Building Auth., Public Facs. Rev. Bonds, Series 2016-B, 5.00% 2024	1,150	1,372
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2020-B, 5.00% 2025	500	618
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.20% 2040 (put 2024)	135	137
		7,602
Washington 4.05%
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2018-C, 5.00% 2023	1,000	1,140
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2021	215	226
G.O. Bonds, Series 2013-A, 5.00% 2022	1,105	1,213
G.O. Bonds, Series 2020-A, 5.00% 2025	70	86
G.O. Bonds, Series 2020-A, 5.00% 2026	400	509
G.O. Ref. Bonds, Series 2015-R-E, 5.00% 2024	590	701
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2022	25	27
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-N, 2.00% 2044 (put 2020)	1,000	1,001
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	20	20
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	415	446
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049	1,020	1,135
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 2050	750	855
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 0.65% 2046 (put 2023)[1]	325	324
		7,683
Capital Group Short-Term Municipal Fund — Page 34 of 70

unaudited
Bonds, notes & other debt instruments (continued) Wisconsin 2.83%	Principal amount (000)	Value (000)
G.O. Bonds, Series 2011-C, 3.50% 2027 (preref. 2021)	$150	$154
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	1,000	1,085
G.O. Bonds, Series 2014-B, 5.00% 2030 (preref. 2022)	680	738
G.O. Rev. Ref. Bonds, Series 2011-2, 5.00% 2022	230	244
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	40	48
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 0.71% 2054 (put 2023)[1]	340	339
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-5, 5.00% 2033 (put 2024)	100	119
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2019-A, 5.00% 2021	70	74
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2026[3]	660	778
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012, 5.00% 2022 (escrowed to maturity)	655	718
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	295	319
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 2050	395	440
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	322
		5,378
Wyoming 0.11%
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 2050	185	211
Total bonds, notes & other debt instruments (cost: $172,556,000)		176,781
Short-term securities 8.15%
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 0.12% 2052[1]	1,000	1,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 0.17% 2044[1]	1,000	1,000
State of Indiana, Indianapolis Local Public Improvement Bond Bank Notes (Fieldhouse Project), Series 2019-B, 1.45% 6/1/2021	400	400
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 0.12% 2043[1]	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 0.14% 2030[1]	1,300	1,300
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.15% 2041[1]	2,000	2,000
State of New York, Dormitory Auth., State Personal Income Tax Rev. Anticipation Notes (General Purpose), Series 2020-B, 5.00% 3/31/2021	1,900	1,961
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2022	230	235
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 0.16% 2041[1]	2,000	2,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-4, 0.16% 2045[1]	575	575
Capital Group Short-Term Municipal Fund — Page 35 of 70

unaudited
Short-term securities (continued)	Principal amount (000)	Value (000)
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.14% 2048[1]	$2,200	$2,200
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.15% 2036[1]	1,800	1,800
Total short-term securities (cost: $15,470,000)		15,471
Total investment securities 101.31% (cost: $188,026,000)		192,252
Other assets less liabilities (1.31%)		(2,486)
Net assets 100.00%		$189,766
[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Step bond; coupon rate may change at a later date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $904,000, which represented .48% of the net assets of the fund.
Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	IAM = Interest at Maturity
Certs. of Part. = Certificates of Participation	LIBOR = London Interbank Offered Rate
Dept. = Department	LOC = Letter of Credit
Dev. = Development	Preref. = Prerefunded
Dist. = District	Redev. = Redevelopment
Econ. = Economic	Ref. = Refunding
Fac. = Facility	Rev. = Revenue
Facs. = Facilities	SIFMA = Securities Industry and Financial Markets Association
Fin. = Finance	USD/$ = U.S. dollars
Capital Group Short-Term Municipal Fund — Page 36 of 70

Capital Group California Core Municipal FundSM
Investment portfolio
July 31, 2020
unaudited
Bonds, notes & other debt instruments 90.29% California 89.06%	Principal amount (000)	Value (000)
ABC Unified School Dist., G.O. Bonds, 2018 Election, Series 2019-A, 5.00% 2020	$400	$400
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	975	1,051
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 4.00% 2021	650	668
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	600	694
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	500	594
Alameda Unified School Dist., Capital Appreciation Bonds, Series 2004, Assured Guaranty Municipal insured, 0% 2024	3,500	3,400
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2027	630	771
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Capital Appreciation Bonds, Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	2,000	1,978
City of Bakersfield, Wastewater Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	2,100	2,112
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Casa de las Campanas, Inc.), Series 2010, 5.125% 2020	330	331
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2020	1,430	1,439
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	495	510
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2022	1,000	1,050
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2023	500	535
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2023	370	426
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2024	395	473
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2025	510	596
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 1.41% 2036 (put 2027)[1]	1,000	994
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 1.26% 2045 (put 2024)[1]	4,275	4,303
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-F-2, 4.00% 2021	1,420	1,455
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-G, 2.00% 2053 (put 2024)	4,525	4,700
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2024	1,200	1,406
Bay Area Water Supply and Conservation Agcy., Rev. Bonds, Series 2013-A, 5.00% 2023	500	565
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	500	634
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022	1,305	1,445
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds, Series 2020-A, 5.00% 2026	600	742
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	2,000	2,051
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	2,500	2,736
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.55% 2023	350	366
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2025	620	730
Capital Group California Core Municipal Fund — Page 37 of 70

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2024	$260	$307
Cerritos Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2012-D, 0% 2027	830	780
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2022	450	493
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	665	785
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2024	465	543
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2026	780	964
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2027	430	544
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2028	355	456
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2029	225	297
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2030	60	80
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2020	910	913
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2021	535	563
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,355	1,483
Clovis Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 2030	1,000	873
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	1,290	1,514
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	1,000	1,211
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2033	1,000	759
Compton Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	3,000	2,988
City of Concord, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	825	923
County of Contra Costa, Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 0.369% 2034 (put 2021)[1]	5,525	5,505
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2026	400	463
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 2027	885	1,095
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 2028	930	1,172
Desert Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2032	1,885	2,322
City of Desert Hot Springs, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017, BAM insured, 5.00% 2021	800	842
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,550	4,353
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 2.75% 2028	535	624
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021 (escrowed to maturity)	345	364
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021(escrowed to maturity)	355	375
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2021	560	582
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2022	500	519
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2015-A, 5.00% 2021	535	558
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	530	630
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027	500	592
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,179
Capital Group California Core Municipal Fund — Page 38 of 70

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	$860	$944
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2025	580	716
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 2029	570	735
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	835	912
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2024	1,000	1,170
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, Capital Appreciation Bonds, Series 2004-B, National insured, 0% 2026	1,000	943
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2023	535	597
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 2026	100	115
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 2027	120	139
G.O. Bonds, Series 1994, National insured, 6.00% 2020	5	5
G.O. Bonds, Series 2018, 5.00% 2026	2,000	2,522
G.O. Bonds, Series 2019, 5.00% 2029	4,000	5,568
G.O. Bonds, Series 2020, 3.00% 2027	2,500	2,926
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	4,785	6,111
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2029	4,000	5,253
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2027	2,500	3,307
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2027	745	971
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2028	2,165	2,894
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2029	1,000	1,389
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2035	2,000	2,723
City of Garden Grove, Successor Agcy. to the Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 2022	400	440
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 5.00% 2024	425	508
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2024	2,000	1,942
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	2,785	2,637
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2021	2,000	2,080
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A, 5.00% 2021	295	306
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A-1, 5.00% 2022	1,730	1,870
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	3,000	3,263
Greenfield Elementary School Dist., Capital Appreciation Bonds, 2006 Election, Series 2007-A, Assured Guaranty Municipal insured, 0% 2029	1,270	1,140
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	250	296
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2023	1,000	1,112
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	1,210	1,344
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2016-A, 5.00% 2023	650	741
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2021	350	370
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-D, 5.00% 2032 (put 2022)	2,675	2,958
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2025	400	467
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2024	150	159
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2025	375	397
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026	300	366
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2024	3,000	3,561
Capital Group California Core Municipal Fund — Page 39 of 70

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2025	$3,525	$4,316
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-A-1, 5.00% 2027	1,000	1,290
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	6,985	7,724
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2025	1,400	1,604
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2022	175	193
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2023	135	155
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2023	1,000	1,149
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2024	1,000	1,190
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Bonds, Series 2015, 5.00% 2026	600	695
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2023	885	1,015
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	500	587
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Breezewood Village Apartments), Series 2019-E, FHA insured, 2.05% 2022 (put 2021)	1,650	1,660
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2025	100	120
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2026	125	153
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2027	110	137
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2028	375	478
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2029	140	177
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2030	340	427
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 1.36% 2037 (put 2022)[1]	1,000	1,005
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Academy of Sciences, San Francisco), Series 2018-C, (3-month USD-LIBOR x 0.70 + 0.38%) 0.496% 2047 (put 2021)[1]	4,000	3,972
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (3-month USD-LIBOR x 0.70 + 0.33%) 0.449% 2047 (put 2022)[1]	1,000	997
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2017, 5.00% 2028	2,320	2,648
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.00% 2020	1,250	1,253
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.25% 2022	700	738
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2022	400	429
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2024	725	823
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.375% 2023	850	922
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2021	500	526
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2021	245	255
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2022	225	243
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2023	200	229
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2024	210	250
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2025	250	309
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2021	1,280	1,337
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2027	140	176
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2028	350	449
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2030	215	280
Capital Group California Core Municipal Fund — Page 40 of 70

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Irvine Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, 2016 Election, Series 2016-A, 5.00% 2026	$1,000	$1,285
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2023	500	569
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2029	710	826
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, 5.00% 2023	750	853
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2027	615	742
Kern Community College Dist., Safety Repair and Improvement G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006, FSA insured, 0% 2022	1,500	1,486
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	1,600	1,937
La Habra School Dist., G.O. Bonds, Capital Appreciation Bonds, 2000 Election, Series 2002-A, FSA insured, 0% 2026	1,010	962
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2002, Special Tax Bonds, Series 2017, 4.00% 2022	680	720
City of Lodi, Public Fin. Auth., Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2024	260	311
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 4.00% 2020	750	757
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	520	551
Long Beach Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008-A, Assured Guaranty Municipal insured, 0% 2027	3,865	3,612
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2020	585	587
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2023	690	793
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-E, 5.00% 2039	1,130	1,431
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2019-C, 5.00% 2025	2,000	2,424
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2013-A, 5.00% 2022	515	564
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2017-B, 5.00% 2029	3,000	3,861
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2017-C, 5.00% 2022	575	630
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2024	535	637
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2025	500	619
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-D, 5.00% 2027	1,100	1,450
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-A, 5.00% 2026	2,500	3,205
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 2028	650	884
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2013-A, 2.00% 2023	1,110	1,163
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2019-C, 5.00% 2023	1,500	1,717
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (South Gate Project No. 1), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,190	1,301
Los Angeles Community College Dist., G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	1,895	2,417
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-C, 5.00% 2023	520	594
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	5,000	6,521
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, 5.00% 2032	4,000	5,363
Madera Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006, Assured Guaranty Municipal insured, 0% 2029	585	527
Manhattan Beach Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1999-C, FGIC-National insured, 0% 2024	3,950	3,787
Manteca Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006, MBIA insured, 0% 2027	560	519
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2022	500	553
Capital Group California Core Municipal Fund — Page 41 of 70

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	$250	$306
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2017-C, 0.41% 2047 (put 2020)[1]	3,000	3,000
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	10,000	12,356
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2022	750	827
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, 2004 Election, Series 2013-A, 5.00% 2024	520	590
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,545	1,823
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 2026	235	249
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Hollywood El Centro Apartments), Series 2019-A, 1.40% 2021 (put 2021)	1,750	1,764
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2026	300	354
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2024	300	329
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2023	750	832
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2013, 5.00% 2022	470	504
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2026	335	396
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2022	885	981
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2025	500	619
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2028	750	843
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2029	1,000	1,120
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2035	1,000	1,096
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2019, BAM insured, 5.00% 2027	530	641
Murrieta Valley Unified School Dist., G.O. Bonds, 2014 Election, Series 2020, 3.00% 2022	300	316
Murrieta Valley Unified School Dist., G.O. Bonds, 2014 Election, Series 2020, 4.00% 2023	335	372
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 4.00% 2020	125	125
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2023	2,530	2,819
Natomas Unified School Dist., G.O. Bonds, Series 2014, BAM insured, 5.00% 2021	500	523
Oak Park Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2009-B, Assured Guaranty Municipal insured, 0% 2029	605	546
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2026	1,325	1,622
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2034	1,000	1,175
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,273
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	915	993
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2024	1,310	1,524
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2025	3,000	3,589
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	500	608
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	2,000	2,171
Ohlone Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2023 (preref. 2022)	550	603
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 4.00% 2020	385	387
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 4.00% 2021	1,485	1,550
County of Orange, Airport Rev. Ref. Bonds, Series 2019-A, 5.00% 2022	1,000	1,081
County of Orange, Airport Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	1,000	1,198
County of Orange, Airport Rev. Ref. Bonds, Series 2019-B, 5.00% 2025	1,035	1,240
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	250	295
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2021	750	780
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2022	700	752
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2024	450	527
Capital Group California Core Municipal Fund — Page 42 of 70

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Oxnard Unified School Dist., G.O. Bonds, 2012 Election, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2037 (preref. 2022)	$500	$548
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	630	776
Paramount Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	3,000	2,886
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2026	250	300
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2027	200	245
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2028	285	355
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2029	400	507
Peralta Community College Dist., G.O. Bonds, 2006 Election, Series 2020-E-1, 5.00% 2030	2,000	2,779
Peralta Community College Dist., G.O. Rev. Ref. Bonds, Series 2014-A, 5.00% 2025	2,680	3,160
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 3.00% 2021	895	912
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 4.00% 2022	915	969
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2024	1,000	1,152
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2020	595	597
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2022	440	473
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2022	850	919
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2022	500	548
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 4.00% 2022	1,000	1,074
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2023	890	1,014
Public Fin. Auth., Electric System Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2023	730	840
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2022	1,115	1,208
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2020	250	252
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2021	150	157
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023	500	565
Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2017-E, 5.00% 2026	1,035	1,319
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, Various State Prisons), Series 2017-D, 5.00% 2029	1,400	1,819
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, Various State Prisons), Series 2019-D, 5.00% 2028	1,000	1,350
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	790	898
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2018-C, 5.00% 2026	1,000	1,281
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Education - Riverside Campus Projects), Series 2017-H, 5.00% 2026	1,780	2,240
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024	1,725	2,073
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-D, 5.00% 2028	5,000	6,341
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2028	1,415	1,849
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2029	2,070	2,695
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-C, 5.00% 2026	4,060	5,096
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	300	351
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	600	705
City of Redding, Joint Powers Fin. Auth., Electric System Rev. Bonds, Series 2015-A, 5.00% 2024	15	18
Rialto Unified School Dist., G.O. Bonds, 2010 Election, Series 2019, 3.00% 2026	600	697
Rialto Unified School Dist., G.O. Bonds, 2010 Election, Series 2019, 3.00% 2027	750	887
Capital Group California Core Municipal Fund — Page 43 of 70

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Rialto Unified School Dist., G.O. Bonds, 2010 Election, Series 2019, 4.00% 2028	$500	$641
City of Richmond, Successor Agcy. to the Redev. Agcy., Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	200	236
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2032	240	296
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2022	400	433
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2023	1,075	1,231
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Hemet Project), Series 2014, BAM insured, 5.00% 2023	500	571
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Interstate 215 Corridor Project), Series 2014-E, Assured Guaranty Municipal insured, 5.00% 2021	465	491
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2020	405	408
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2021	575	607
Riverside Community Properties Dev., Inc., Lease Rev. Bonds (Riverside County Law Building Project), Series 2013, 6.00% 2038 (preref. 2023)	2,585	3,063
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2025	350	421
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2026	400	479
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2029	850	1,056
Robla School Dist., G.O. Bonds, 2018 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2021	645	670
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	1,000	1,155
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	1,000	1,127
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2023	385	386
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 2027	1,015	1,264
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 2030	200	252
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2017-E, 5.00% 2027	555	694
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2027	585	705
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2028	610	745
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2029	635	789
Sacramento Unified School Dist., G.O. Bonds, 2014 Election, Series 2014, 5.00% 2021	150	156
Sacramento Unified School Dist., G.O. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,150
Sacramento Unified School Dist., G.O. Ref. Bonds, Series 2012, 5.25% 2024	1,300	1,406
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	1,500	1,646
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2021	330	343
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	985	989
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds (Hillside Views Apartments), Series 2018-G-1, 2.05% 2021 (put 2020)	2,000	2,008
City of San Diego, Limited Obligation Rev. Bonds (Sanford Burnham Prebys Medical Discovery Institute Project), Series 2015-A, 5.00% 2022	200	221
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 5.00% 2029	500	694
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 5.00% 2031	1,445	2,035
County of San Diego, Association of Governments Capital Grant Receipts, Rev. Green Bonds (Mid-Coast Corridor Transit Project), Series 2019-A, 5.00% 2025	6,125	7,215
Capital Group California Core Municipal Fund — Page 44 of 70

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 2026	$255	$293
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	400	508
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2028	320	417
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2029	335	446
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2023	245	277
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 2028	1,000	1,303
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2031	1,405	1,894
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2021	500	516
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 5.00% 2028	850	1,141
County of San Diego, Water Auth. Rev. Ref. Green Bonds, Series 2021-A, 5.00% 2028	1,000	1,304
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 2031	3,000	3,583
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2015-R-4, 5.00% 2026	1,000	1,231
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-D, 5.00% 2024	1,000	1,166
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-C, 5.00% 2022	1,525	1,530
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	800	800
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-B, 3.25% 2021	500	511
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	305	333
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Green Bonds, Series 2019-B-1, 5.00% 2027	3,000	3,965
San Francisco Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2023	1,810	2,048
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto, Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2021	1,310	1,351
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2021	60	63
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2022	25	27
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2023	40	45
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2024	65	75
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2025	90	107
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2026	155	188
San Joaquin Delta Community College Dist., G.O Bonds, 2004 Election, Series 2018-D, 4.00% 2023	1,000	1,119
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1997-A, National insured, 0% 2025	285	261
City of San Jose, Redev. Agcy., Housing Set-Aside Tax Allocation Rev. Ref. Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2022 (preref. 2020)	500	500
San Jose Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006-C, National insured, 0% 2025	795	770
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	500	549
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2023	375	431
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	598
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2025	400	496
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2024	1,000	1,196
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2022	310	335
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2024	530	612
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2025	375	432
Capital Group California Core Municipal Fund — Page 45 of 70

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Santa Rosa, Wastewater Rev. Bonds, Capital Appreciation Bonds, Series 2002-B, AMBAC insured, 0% 2021	$2,000	$1,994
Saugus Union School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2006, FGIC-National insured, 0% 2024	1,210	1,188
Saugus Union School Dist., G.O. Rev. Ref. Bonds, Series 2006, FGIC-National insured, 5.25% 2021	600	631
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2024	500	579
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2025	1,110	1,322
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 2027[2]	740	815
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 2029[2]	805	881
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2031[2]	875	997
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2014-A, 4.125% 2024	1,115	1,193
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2015-A, 3.625% 2025[2]	740	786
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2024[2]	435	495
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2026[2]	360	426
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2022[2]	100	107
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2023[2]	125	138
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2024[2]	130	148
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2025[2]	100	116
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2026[2]	105	124
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2027[2]	220	265
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2023	150	155
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2024	145	149
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2025	365	376
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2026	150	155
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2021	250	264
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2023	500	572
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2019-A, 3.00% 2024	4,065	4,379
Solano Community College Dist., G.O. Bonds, 2015 Election, Series 2013-A, 4.375% 2047 (preref. 2023)	595	670
Solano Community College Dist., G.O. Ref. Bonds, Series 2005, National insured, 5.00% 2026	4,690	5,755
Solano Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 2021	2,680	2,674
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 2031	2,885	4,120
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 2032	500	721
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2027	1,100	1,441
Southern California Public Power Auth., Rev. Ref. Green Bonds (Windy Point/Windy Flats Project), Series 2020-1, 5.00% 2024	3,000	3,494
Stanislaus Union School Dist., G.O. Rev. Ref. Bonds, Series 2019, BAM insured, 5.00% 2025	500	611
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Ethel Arnold Bradley Apartments), Series 2019-S-1, 1.25% 2021 (put 2021)	4,325	4,348
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	3,000	3,015
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Miramar Tower Apartments), Series 2019-M, 1.30% 2022 (put 2021)	5,000	5,033
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2025	750	893
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2028	2,085	2,531
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2034	975	1,214
Capital Group California Core Municipal Fund — Page 46 of 70

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2021	$1,100	$1,143
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2023	1,110	1,220
Statewide Communities Dev. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2014, Assured Guaranty Municipal insured, 5.00% 2022	750	817
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 2026	575	720
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,000	1,010
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2025	1,000	1,193
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2024	300	318
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2021	1,650	1,711
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2023	500	548
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2024	390	442
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2028	860	1,138
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2022	1,000	1,059
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 2021	750	788
Stockton Unified School Dist., G.O. Bonds, 2012 Election, Series 2018-C, BAM insured, 5.00% 2030	2,145	2,798
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2022	400	440
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2006, 4.00% 2026	515	594
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2025	1,715	2,005
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	6,000	6,984
Sweetwater Union High School Dist., Public Fin. Auth., Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2021	2,000	2,099
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2025	1,000	1,192
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	545	654
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2027	600	757
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2028	700	902
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2029	660	867
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2030	300	397
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	860	1,011
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	830	909
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2024	400	471
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023	1,500	1,474
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, National insured, 0% 2022	175	173
City of Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2023	375	428
Regents of the University of California, G.O. Rev. Bonds, Series 2013-AK, 5.00% 2048 (put 2023)	1,000	1,131
Regents of the University of California, G.O. Rev. Bonds, Series 2014-AM, 5.00% 2021	390	405
Regents of the University of California, G.O. Rev. Bonds, Series 2020-BE, 5.00% 2023	1,600	1,819
Capital Group California Core Municipal Fund — Page 47 of 70

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Upland Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008-A, Assured Guaranty Municipal insured, 0% 2030	$1,500	$1,327
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2023	600	665
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2021	250	259
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	1,355	1,446
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	3,115	3,468
Dept. of Veterans Affairs, Home Purchase Rev. Ref. Bonds, Series 2012-A, 2.75% 2020	750	756
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	5,590	6,179
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	2,940	3,278
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	900	953
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2024	730	833
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2026	270	324
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 4.00% 2025	400	470
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2022	340	373
Washington Township Health Care Dist., Rev. Bonds, Series 2017-A, 4.00% 2021	490	504
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2015-O, 5.00% 2022	375	407
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2014-AS, 5.00% 2026	1,055	1,275
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2020-BB, 5.00% 2027	3,000	4,013
West Contra Costa Unified School Dist., G.O. Bonds, 2010 Election, Series 2020-F, Assured Guaranty Municipal insured, 4.00% 2028	600	746
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2030	900	1,154
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, 2005 Election, Series 2008-B, 6.00% 2027	3,000	4,059
West Kern Community College Dist., G.O. Rev. Ref. Bonds, Series 2019, BAM insured, 4.00% 2032	2,700	3,362
Western Placer Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, BAM insured, 5.00% 2021	490	514
Westminster School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A-1, Assured Guaranty insured, 0% 2023	1,000	987
Whittier City School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2030	825	980
Yosemite Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-D, 0% 2031	500	416
		546,470
Missouri 0.02%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	130	139
Puerto Rico 0.17%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	1,000	1,034
South Dakota 0.39%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	2,150	2,420
Texas 0.09%
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Christus Health), Series 2018-A, 5.00% 2024	500	580
Capital Group California Core Municipal Fund — Page 48 of 70

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Bonds, notes & other debt instruments (continued) United States 0.56%	Principal amount (000)	Value (000)
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class CA, 3.35% 2033	$2,967	$3,427
Total bonds, notes & other debt instruments (cost: $530,072,000)		554,070
Short-term securities 10.20%
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.14% 2035[1]	4,600	4,600
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 0.14% 2035[1]	1,000	1,000
City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 0.14% 2049[1]	11,000	11,000
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 0.15% 2037[1]	5,610	5,610
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.15% 2037[1]	5,000	5,000
Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 0.14% 2025[1]	7,000	7,000
Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 0.12% 2042[1]	5,600	5,600
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 0.14% 2024[1]	8,435	8,435
City of Stockton, Public Fncg. Auth., Wastewater Bond Anticipation Notes, Series 2019, 1.40% 2022	3,875	3,879
Regents of the University of California, G.O. Rev. Bonds, Series 2013-AL-2, 0.14% 2048[1]	2,700	2,700
Regents of the University of California, G.O. Rev. Bonds, Series 2013-AL-4, 0.10% 2048[1]	5,000	5,000
City of Vernon, Electric System Rev. Bonds, Series 2020-A, 5.00% 8/1/2020	2,750	2,750
Total short-term securities (cost: $62,570,000)		62,574
Total investment securities 100.49% (cost: $592,642,000)		616,644
Other assets less liabilities (0.49%)		(3,011)
Net assets 100.00%		$613,633
[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,298,000, which represented .86% of the net assets of the fund.
Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	IAM = Interest at Maturity
Certs. of Part. = Certificates of Participation	LIBOR = London Interbank Offered Rate
Dept. = Department	LOC = Letter of Credit
Dev. = Development	Preref. = Prerefunded
Dist. = District	Redev. = Redevelopment
Econ. = Economic	Ref. = Refunding
Fac. = Facility	Rev. = Revenue
Facs. = Facilities	SIFMA = Securities Industry and Financial Markets Association
Fin. = Finance	USD/$ = U.S. dollars
Capital Group California Core Municipal Fund — Page 49 of 70

Capital Group California Short-Term Municipal FundSM
Investment portfolio
July 31, 2020
unaudited
Bonds, notes & other debt instruments 95.78% California 95.78%	Principal amount (000)	Value (000)
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2023	$450	$495
Alvord Unified School Dist., G.O. Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2022	500	547
Anaheim Housing and Public Improvements Auth., Rev. Bonds (Electric Utility Distribution System Improvements), Series 2020-A, 5.00% 2021	435	460
Anaheim Housing and Public Improvements Auth., Rev. Bonds (Electric Utility Distribution System Improvements), Series 2020-A, 5.00% 2022	230	254
Anaheim Housing and Public Improvements Auth., Rev. Bonds (Electric Utility Distribution System Improvements), Series 2020-A, 5.00% 2023	200	231
City of Bakersfield, Wastewater Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,006
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2012-A, 5.00% 2023	1,640	1,751
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 1.41% 2036 (put 2027)[1]	1,000	994
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2022	225	248
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022	500	554
Trustees of the California State University, Systemwide Rev. Bonds, Series 2013-A, 5.00% 2023	400	464
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,550	1,697
Trustees of the California State University, Systemwide Rev. Bonds, Series 2020-A, 5.00% 2024	800	964
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2021	655	679
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 4.00% 2022	1,350	1,438
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2025	125	152
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2027	500	644
Compton Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	1,000	996
Corona-Norco Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 5.00% 2021	300	315
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2024	400	446
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2025	410	468
East Bay Municipal Utility Dist., Water System Rev. Bonds, Series 2019-A, 5.00% 2023	1,390	1,585
East Side Union High School Dist., G.O. Rev. Ref. Bonds, Series 2003, National insured, 5.25% 2023	1,200	1,345
East Side Union High School Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 5.00% 2025	845	1,049
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	225	269
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	300	383
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series 2009-T-5, 5.00% 2023	1,440	1,625
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	850	936
Fowler Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024	745	846
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2022	1,350	1,458
G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.43%) 0.59% 2029 (put 2023)[1]	500	495
G.O. Bonds, Series 2017, 4.00% 2021	490	514
Capital Group California Short-Term Municipal Fund — Page 50 of 70

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2020, 3.00% 2026	$1,000	$1,150
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2027	1,500	1,984
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2028	1,000	1,337
Glendale Community College Dist., G.O. Rev. Ref. Bonds, 2016 Election, Series 2020-B, 4.00% 2023	500	559
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2021	100	104
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2021	500	520
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A-1, 5.00% 2022	1,500	1,622
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	1,000	1,088
Hacienda La Puente Unified School Dist., Certs. of Part. (Los Angeles County Schools Pooled Fncg. Program), Series 2005-C, Assured Guaranty Municipal insured, 5.00% 2021	500	519
Hacienda La Puente Unified School Dist., Facs. Fncg. Auth., G.O. Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	655	687
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	300	316
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	450	500
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2025	400	491
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-B, 5.00% 2029 (put 2022)	250	276
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 5.00% 2022	300	330
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-1, 1.25% 2036 (put 2020)	1,210	1,212
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-2, 4.00% 2036 (put 2024)	110	125
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2022	200	221
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026	275	336
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2023	1,275	1,463
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2025	400	490
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	1,000	1,106
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2022	330	346
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	1,000	1,100
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 1.70% 2033 (put 2022)	750	770
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2021	500	530
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2026	700	881
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024	500	577
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Breezewood Village Apartments), Series 2019-E, FHA insured, 2.05% 2022 (put 2021)	1,025	1,031
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2021	395	410
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2022	265	288
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (3-month USD-LIBOR x 0.70 + 0.33%) 0.449% 2047 (put 2022)[1]	1,000	997
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2023	1,000	1,079
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2024	965	1,144
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2021	500	526
Irvine Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, 2016 Election, Series 2016-A, 5.00% 2026	380	488
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 2021	500	525
County of Kern, Water Agcy., Improvement Dist. No. 4, Water Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2023	810	919
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	470	514
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 2022	270	291
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 2023	260	291
Capital Group California Short-Term Municipal Fund — Page 51 of 70

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 2024	$210	$243
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2002, Special Tax Bonds, Series 2017, 4.00% 2021	525	542
Los Altos Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1997-C, National insured, 0% 2022	460	458
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-C, 5.00% 2021	650	674
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2019-C, 5.00% 2021	2,250	2,333
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2013-A, 5.00% 2022	590	646
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2014-B, 5.00% 2023	825	942
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2016-A, 5.00% 2023	1,600	1,827
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2016-B, 5.00% 2024	800	954
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2017-A, 5.00% 2026	500	641
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 5.00% 2022	1,000	1,066
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2023	1,000	1,142
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-B, 5.00% 2023	1,000	1,142
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-A, 5.00% 2026	1,750	2,243
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 2025	500	620
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 2026	300	386
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 2027	1,000	1,318
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	1,000	1,007
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2013-A, 2.00% 2023	500	524
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2019-C, 5.00% 2023	1,405	1,608
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 5.00% 2025	750	925
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2025	1,000	1,234
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	250	273
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-C, 5.00% 2022	2,000	2,188
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	685	782
Mammoth Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2000, AMBAC insured, 0% 2023	1,000	985
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2026	755	887
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2022	250	266
Merced School Dist., G.O. Bonds, Capital Appreciation Bonds, 2003 Election, Series 2005, MBIA insured, 0% 2023	1,065	1,054
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2017-C, 0.41% 2047 (put 2020)[1]	2,000	2,000
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2022	250	276
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2023	160	184
Municipal Fin. Auth., Rev. Bonds (Community Medical Centers), Series 2017-A, 5.00% 2021	1,100	1,122
Municipal Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, Assured Guaranty Municipal insured, 1.48% 2023	260	256
Napa Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013, 5.00% 2024	250	284
New Haven Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2012, Assured Guaranty Municipal insured, 0% 2023	965	950
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2021	1,100	1,149
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2021	395	413
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	575	624
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	1,000	1,086
Capital Group California Short-Term Municipal Fund — Page 52 of 70

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of Orange, Water Dist. Rev. Ref. Bonds, Series 2019-C, 5.00% 2024	$500	$600
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2021	350	364
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2021	300	312
City of Pasadena, Certs. of Part., Capital Appreciation Certs. (Conference Center Project), Series 2006-A, AMBAC insured, 0% 2021	645	644
Pasadena Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, 5.00% 2024	655	768
Peralta Community College Dist., G.O. Bonds, 2006 Election, Series 2020-E-1, 5.00% 2025	1,000	1,221
Placentia-Yorba Linda Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,000	1,234
City of Poway, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Paguay Redev. Project), Series 2015-A, 5.00% 2020	445	452
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 4.00% 2020	300	301
Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2011-C, 5.00% 2021	720	761
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2014-E, 5.00% 2022	500	550
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	1,860	2,114
Public Works Board, Lease Rev. Ref. Bonds (Dept. of State Hospitals), Series 2016-E, 5.00% 2025	1,000	1,134
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024	505	607
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2027	250	318
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2024	330	395
Public Works Board, Lease Rev. Ref. Bonds (Various State Office Buildings), Series 2015-F, 5.00% 2024	150	177
Ravenswood City School Dist., G.O. Bonds, 2016 Election, Series 2016, 5.00% 2023	445	511
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2021	800	832
City of Redding, Electric System Rev. Ref. Bonds, Series 2018, 5.00% 2022	725	790
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 2023	940	1,078
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2021	685	720
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2024	125	145
Robla School Dist., G.O. Bonds, 2018 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2022	740	795
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2021	450	468
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2022	620	670
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	150	169
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 2021 (escrowed to maturity)	1,000	1,043
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2023	450	496
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2024	520	588
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2024	500	585
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds (Hillside Views Apartments), Series 2018-G-1, 2.05% 2021 (put 2020)	1,000	1,004
City of San Diego, Public Fin. Auth., Water Rev. Bonds, Series 2020-A, 5.00% 2022	335	368
City of San Diego, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	365	384
County of San Diego, Association of Governments Capital Grant Receipts, Rev. Green Bonds (Mid-Coast Corridor Transit Project), Series 2019-A, 5.00% 2023	1,000	1,102
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	500	564
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2024	500	584
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-A, 5.00% 2025	1,000	1,206
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2015-R-4, 5.00% 2026	1,000	1,231
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-D, 5.00% 2024	2,000	2,332
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-D, 4.00% 2023 (escrowed to maturity)	400	441
Capital Group California Short-Term Municipal Fund — Page 53 of 70

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	$400	$466
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2018-C, 2.125% 2048 (put 2023)	1,000	1,037
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2020	500	500
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	250	273
San Francisco Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2024	865	1,016
San Francisco Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2027	1,000	1,205
San Gabriel Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2012-B, 0% 2023	200	198
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	155	170
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2021	340	348
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2023	800	919
Santa Monica-Malibu Unified School Dist., Certs. of Part., Series 2001-C, National insured, 0% 2022	100	99
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2019-A, 3.00% 2024	2,500	2,693
Simi Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2023	1,000	1,149
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2025	1,000	1,235
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 2021	300	313
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 2022	200	219
Southern California Public Power Auth., Rev. Ref. Green Bonds (Linden Wind Energy Project), Series 2020-A, 5.00% 2024	550	641
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-A, 3.00% 2021	200	206
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 2022	310	334
State Public Works Board, Lease Rev. Ref. Bonds, Series 2015-F, 5.00% 2022	1,000	1,084
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2020	110	111
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2021	150	156
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2022	265	282
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2023	250	273
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 4.00% 2023	660	721
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Courtyards at Penn Valley Apartments), Series 2019-J-1, 1.41% 2021 (put 2021)	750	753
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	1,000	1,005
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Miramar Tower Apartments), Series 2019-M, 1.30% 2022 (put 2021)	1,500	1,510
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018, 5.00% 2022	150	160
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2023	135	150
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2024	200	231
Capital Group California Short-Term Municipal Fund — Page 54 of 70

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2025	$415	$494
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2022	700	754
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2026	325	398
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	500	505
City of Stockton, Public Fncg. Auth., Water Rev. Ref. Green Bonds, Series 2018-A, BAM insured, 5.00% 2021	500	527
City of Stockton, Public Fncg. Auth., Water Rev. Ref. Green Bonds, Series 2018-A, BAM insured, 5.00% 2022	1,210	1,323
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2019-A, BAM insured, 5.00% 2022	1,000	1,093
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2021	500	529
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2021	380	397
Sweetwater Union High School Dist., Public Fin. Auth., Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2021	1,000	1,050
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2021	515	542
Torrance Unified School Dist., G.O. Bonds, 2008 Election, Series 2009-B-1, 0% 2023	250	247
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	450	491
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2025	500	600
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2026	550	677
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2027	225	280
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023	440	432
City of Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2021	235	248
Regents of the University of California, G.O. Rev. Bonds, Series 2013-AK, 5.00% 2048 (put 2023)	1,000	1,131
Regents of the University of California, G.O. Rev. Bonds, Series 2016-AT, 1.40% 2046 (put 2021)	2,505	2,510
Regents of the University of California, G.O. Rev. Bonds, Series 2018-AZ, 5.00% 2021	300	312
Regents of the University of California, Limited Project Rev. Bonds, Series 2012-G, 5.00% 2022	150	163
Regents of the University of California, Limited Project Rev. Bonds, Series 2015-I, 5.00% 2023	575	653
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 2021	575	596
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 2023	450	499
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	595	635
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	1,455	1,620
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047	810	885
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	1,395	1,542
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	905	958
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 3.00% 2021	200	206
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2021	265	279
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2015-O, 5.00% 2022	755	820
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2014-AS, 5.00% 2021	445	474
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2020-BB, 5.00% 2025	1,500	1,884
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2024	300	343
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2026	640	767
Capital Group California Short-Term Municipal Fund — Page 55 of 70

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2024	$250	$295
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	100	108
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2020	180	182
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2022	120	129
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2022	300	330
Total bonds, notes & other debt instruments (cost: $165,047,000)		169,128
Short-term securities 4.96%
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.14% 2035[1]	1,250	1,250
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.15% 2037[1]	500	500
Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 0.14% 2025[1]	2,000	2,000
City of Riverside, Electric Rev. Ref. Bonds, Series 2011-A, 0.17% 2035[1]	1,500	1,500
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 0.14% 2024[1]	2,500	2,500
City of Stockton, Public Fncg. Auth., Wastewater Bond Anticipation Notes, Series 2019, 1.40% 2022	1,000	1,001
Total short-term securities (cost: $8,750,000)		8,751
Total investment securities 100.74% (cost: $173,797,000)		177,879
Other assets less liabilities (0.74%)		(1,304)
Net assets 100.00%		$176,575
[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance
Capital Group California Short-Term Municipal Fund — Page 56 of 70

Capital Group Core Bond FundSM
Investment portfolio
July 31, 2020
unaudited
Bonds, notes & other debt instruments 96.79% U.S. Treasury bonds & notes 49.44% U.S. Treasury 42.63%	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2021	$500	$512
U.S. Treasury 2.125% 2021	1,000	1,028
U.S. Treasury 3.125% 2021	2,000	2,047
U.S. Treasury 0.125% 2022	27,000	27,006
U.S. Treasury 1.50% 2022	14,920	15,359
U.S. Treasury 1.75% 2022	—[1]	—[1]
U.S. Treasury 1.875% 2022	3,745	3,865
U.S. Treasury 2.125% 2022	3,000	3,115
U.S. Treasury 0.25% 2023	2,610	2,620
U.S. Treasury 1.25% 2023	1,000	1,034
U.S. Treasury 1.375% 2023[2]	1,275	1,321
U.S. Treasury 1.375% 2023	1,000	1,038
U.S. Treasury 1.75% 2023	1,000	1,046
U.S. Treasury 2.00% 2023	2,000	2,095
U.S. Treasury 2.125% 2023	3,415	3,640
U.S. Treasury 2.25% 2023	500	536
U.S. Treasury 2.50% 2023	1,050	1,126
U.S. Treasury 2.75% 2023	5,542	5,941
U.S. Treasury 2.75% 2023	2,250	2,443
U.S. Treasury 1.75% 2024	4,000	4,252
U.S. Treasury 2.00% 2024	3,288	3,524
U.S. Treasury 2.00% 2024	2,480	2,651
U.S. Treasury 2.125% 2024	5,000	5,404
U.S. Treasury 2.125% 2024[2]	5,000	5,353
U.S. Treasury 2.25% 2024[2]	6,713	7,238
U.S. Treasury 2.25% 2024	1,820	1,954
U.S. Treasury 2.75% 2024	2,500	2,730
U.S. Treasury 0.50% 2025	10,121	10,262
U.S. Treasury 1.375% 2025	21,128	22,246
U.S. Treasury 2.00% 2025	2,000	2,163
U.S. Treasury 2.625% 2025	6,600	7,438
U.S. Treasury 7.625% 2025[2]	750	1,002
U.S. Treasury 1.625% 2026	3,000	3,222
U.S. Treasury 1.75% 2026	14,490	15,775
U.S. Treasury 1.875% 2026[2]	16,265	17,770
U.S. Treasury 1.875% 2026	5,000	5,459
U.S. Treasury 1.125% 2027	477	501
U.S. Treasury 2.25% 2027	8,420	9,448
U.S. Treasury 2.25% 2027	2,200	2,484
U.S. Treasury 1.75% 2029	3,203	3,566
U.S. Treasury 2.625% 2029	9,160	10,807
U.S. Treasury 0.625% 2030	10,500	10,586
U.S. Treasury 2.00% 2050[2]	2,000	2,402
		234,009
Capital Group Core Bond Fund — Page 57 of 70

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 6.81%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	$14,668	$15,628
U.S. Treasury Inflation-Protected Security 0.875% 2029[2,3]	8,123	9,480
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	11,037	12,253
		37,361
Total U.S. Treasury bonds & notes		271,370
Corporate bonds, notes & loans 22.10% Financials 5.22%
ACE INA Holdings Inc. 2.30% 2020	285	286
ACE INA Holdings Inc. 2.875% 2022	150	158
ACE INA Holdings Inc. 3.35% 2026	45	52
ACE INA Holdings Inc. 4.35% 2045	50	71
Allstate Corp. 3.28% 2026	175	203
American International Group, Inc. 2.50% 2025	2,000	2,141
American International Group, Inc. 3.40% 2030	1,021	1,142
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[4]	1,250	1,274
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)[4]	1,923	2,069
Citigroup Inc. 4.45% 2027	400	466
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[4]	1,283	1,364
Citigroup Inc. 2.666% 2031 (USD-SOFR + 1.146% on 1/29/2030)[4]	502	537
Credit Suisse Group AG 3.80% 2023	500	540
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[4]	1,385	1,512
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	725	838
Goldman Sachs Group, Inc. 4.75% 2045	175	242
JPMorgan Chase & Co. 2.70% 2023	120	127
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[4]	1,125	1,213
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[4]	1,165	1,233
Lloyds Banking Group PLC 4.375% 2028	200	238
Marsh & McLennan Companies, Inc. 2.25% 2030	715	767
Marsh & McLennan Companies, Inc. 3.50% 2020	385	390
Marsh & McLennan Companies, Inc. 3.875% 2024	495	550
Metropolitan Life Global Funding I 0.95% 2025[5]	757	767
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	1,640	1,754
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[4]	461	503
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	870	885
New York Life Global Funding 1.70% 2021[5]	750	762
New York Life Global Funding 2.25% 2022[5]	305	317
Royal Bank of Canada 1.15% 2025	759	774
Toronto-Dominion Bank 2.65% 2024	1,180	1,272
Toronto-Dominion Bank 1.15% 2025	1,288	1,318
U.S. Bank NA 3.40% 2023	500	545
UniCredit SpA 3.75% 2022[5]	500	516
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[4]	1,715	1,822
		28,648
Utilities 2.76%
Ameren Corp. 2.50% 2024	373	400
Connecticut Light and Power Co. 3.20% 2027	1,025	1,160
Consumers Energy Co. 4.05% 2048	285	387
Duke Energy Progress, LLC 3.375% 2023	786	855
Duke Energy Progress, LLC 3.70% 2028	200	239
Enel Finance International SA 4.25% 2023[5]	1,106	1,207
Enel Finance International SA 3.50% 2028[5]	378	420
Capital Group Core Bond Fund — Page 58 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Enel Finance International SA 4.875% 2029[5]	$327	$403
Eversource Energy 2.75% 2022	750	778
Exelon Corp. 3.40% 2026	65	74
FirstEnergy Corp. 2.05% 2025	350	356
FirstEnergy Corp. 2.25% 2030	1,280	1,271
Florida Power & Light Company 2.85% 2025	225	248
NextEra Energy Capital Holdings, Inc. 2.25% 2030	1,276	1,377
Pacific Gas and Electric Co. 3.45% 2025	150	160
Pacific Gas and Electric Co. 3.75% 2028	150	164
Pacific Gas and Electric Co. 2.50% 2031	175	176
Pacific Gas and Electric Co. 3.30% 2040	50	51
Public Service Enterprise Group Inc. 1.90% 2021	270	273
Public Service Enterprise Group Inc. 2.25% 2026	520	563
Southern California Edison Co. 3.70% 2025	1,000	1,123
Southern California Edison Co. 2.85% 2029	1,000	1,086
Tampa Electric Co. 2.60% 2022	350	361
Virginia Electric and Power Co. 3.10% 2025	1,040	1,147
Xcel Energy Inc. 3.35% 2026	749	857
		15,136
Industrials 2.38%
Airbus Group SE 2.70% 2023[5]	85	89
Avolon Holdings Funding Ltd. 3.625% 2022[5]	587	563
Avolon Holdings Funding Ltd. 3.95% 2024[5]	743	677
Avolon Holdings Funding Ltd. 4.375% 2026[5]	925	819
Boeing Company 3.10% 2026	855	857
Boeing Company 5.04% 2027	1,021	1,106
Boeing Company 5.15% 2030	331	363
Emerson Electric Co. 1.80% 2027	383	409
GE Capital Funding, LLC 3.45% 2025[5]	1,000	1,055
General Electric Co. 3.45% 2027	1,000	1,052
Honeywell International Inc. 2.15% 2022	1,160	1,203
Honeywell International Inc. 2.30% 2024	878	942
Honeywell International Inc. 1.35% 2025	338	350
Northrop Grumman Corp. 2.55% 2022	425	444
Otis Worldwide Corp. 2.056% 2025[5]	740	785
Raytheon Technologies Corp. 2.80% 2022[5]	375	388
Raytheon Technologies Corp. 3.20% 2024[5]	275	298
Union Pacific Corp. 3.75% 2025	230	262
Union Pacific Corp. 2.15% 2027	793	855
United Technologies Corp. 3.65% 2023	27	29
Vinci SA 3.75% 2029[5]	200	237
Waste Management, Inc. 4.60% 2021	300	304
		13,087
Health care 2.28%
Abbott Laboratories 3.40% 2023	98	107
Abbott Laboratories 3.75% 2026	292	344
AbbVie Inc. 2.30% 2022[5]	1,054	1,094
Aetna Inc. 2.80% 2023	55	58
Amgen Inc. 2.20% 2027	740	791
AstraZeneca PLC 3.375% 2025	445	506
Bayer US Finance II LLC 3.875% 2023[5]	400	438
Becton, Dickinson and Company 3.734% 2024	61	68
Capital Group Core Bond Fund — Page 59 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Company 2.823% 2030	$489	$538
Boston Scientific Corp. 3.45% 2024	675	737
Boston Scientific Corp. 3.75% 2026	530	611
Cigna Corp. 3.40% 2021	255	263
Cigna Corp. 3.75% 2023	183	200
Cigna Corp. 4.375% 2028	250	302
CVS Health Corp. 4.30% 2028	500	594
GlaxoSmithKline PLC 3.375% 2023	750	812
Novartis Capital Corp. 1.75% 2025	1,006	1,061
Novartis Capital Corp. 2.00% 2027	275	295
Pfizer Inc. 2.95% 2024	485	529
Shire PLC 2.875% 2023	120	128
Shire PLC 3.20% 2026	300	337
Teva Pharmaceutical Finance Co. BV 2.80% 2023	60	58
Teva Pharmaceutical Finance Co. BV 3.15% 2026	60	55
UnitedHealth Group Inc. 3.35% 2022	380	403
UnitedHealth Group Inc. 3.75% 2025	460	529
Upjohn Inc. 2.30% 2027[5]	158	167
Upjohn Inc. 2.70% 2030[5]	613	655
WellPoint, Inc. 4.35% 2020	300	300
Zimmer Holdings, Inc. 3.15% 2022	485	504
		12,484
Consumer staples 1.67%
Altria Group, Inc. 2.85% 2022	250	261
Altria Group, Inc. 2.95% 2023	200	212
Altria Group, Inc. 2.35% 2025	156	166
Altria Group, Inc. 4.40% 2026	225	262
Altria Group, Inc. 3.40% 2030	89	100
Anheuser-Busch InBev NV 4.15% 2025	391	447
Anheuser-Busch InBev NV 3.50% 2030	1,002	1,149
Anheuser-Busch InBev NV 4.90% 2031	100	128
British American Tobacco PLC 3.557% 2027	1,230	1,354
Constellation Brands, Inc. 3.20% 2023	386	411
Constellation Brands, Inc. 2.875% 2030	239	260
Costco Wholesale Corp. 2.30% 2022	285	296
Costco Wholesale Corp. 1.375% 2027	674	699
Keurig Dr Pepper Inc. 4.057% 2023	500	547
Keurig Dr Pepper Inc. 3.20% 2030	500	569
Kimberly-Clark Corp. 3.10% 2030	116	135
Molson Coors Brewing Co. 3.00% 2026	245	259
Philip Morris International Inc. 1.875% 2021	165	166
Philip Morris International Inc. 1.50% 2025	274	284
Procter & Gamble Company 3.00% 2030	495	585
Reynolds American Inc. 4.00% 2022	70	74
Wal-Mart Stores, Inc. 3.125% 2021	449	461
Wal-Mart Stores, Inc. 3.40% 2023	335	364
		9,189
Energy 1.64%
Boardwalk Pipeline Partners, LP 4.95% 2024	460	500
BP Capital Markets PLC 4.234% 2028	437	526
Canadian Natural Resources Ltd. 2.05% 2025	996	1,020
Concho Resources Inc. 4.30% 2028	80	91
Capital Group Core Bond Fund — Page 60 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 5.875% 2025	$230	$277
Energy Transfer Partners, LP 4.20% 2023	155	164
Energy Transfer Partners, LP 4.50% 2024	90	96
EOG Resources, Inc. 4.375% 2030	501	611
Equinor ASA 3.625% 2028	165	195
Exxon Mobil Corp. 2.019% 2024	127	134
Exxon Mobil Corp. 2.44% 2029	183	201
Kinder Morgan, Inc. 3.15% 2023	495	521
MPLX LP 3.375% 2023	75	79
MPLX LP 4.00% 2028	350	381
ONEOK, Inc. 6.35% 2031	469	546
Phillips 66 4.30% 2022	290	308
Phillips 66 3.85% 2025	1,253	1,406
Schlumberger BV 4.00% 2025[5]	165	183
TC PipeLines, LP 4.375% 2025	430	465
TransCanada PipeLines Ltd. 4.10% 2030	838	992
Williams Companies, Inc. 3.50% 2030	293	323
		9,019
Consumer discretionary 1.64%
Amazon.com, Inc. 0.80% 2025	1,544	1,569
Amazon.com, Inc. 1.20% 2027	1,287	1,327
American Honda Finance Corp. 2.30% 2026	80	86
American Honda Finance Corp. 3.50% 2028	325	379
Ford Motor Credit Co. 3.157% 2020	550	550
General Motors Financial Co. 3.60% 2030	791	814
Home Depot, Inc. 4.40% 2021	350	356
Home Depot, Inc. 3.25% 2022	350	367
McDonald’s Corp. 3.70% 2026	135	155
McDonald’s Corp. 3.50% 2027	185	212
NIKE, Inc. 2.375% 2026	615	674
Starbucks Corp. 3.80% 2025	782	896
Starbucks Corp. 4.00% 2028	185	221
Toyota Motor Credit Corp. 3.00% 2025	1,240	1,366
		8,972
Communication services 1.58%
AT&T Inc. 2.30% 2027	996	1,056
AT&T Inc. 1.65% 2028	1,065	1,086
AT&T Inc. 2.25% 2032	1,065	1,095
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	165	191
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	502	528
Comcast Corp. 3.95% 2025	539	625
Comcast Corp. 1.95% 2031	704	737
Deutsche Telekom AG 3.625% 2050[5]	275	326
Fox Corp. 3.05% 2025	169	186
Fox Corp. 3.50% 2030	459	523
T-Mobile US, Inc. 3.75% 2027[5]	1,119	1,273
Verizon Communications Inc. 3.00% 2027	450	508
Vodafone Group PLC 3.75% 2024	275	302
Vodafone Group PLC 4.125% 2025	220	252
		8,688
Capital Group Core Bond Fund — Page 61 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 1.19%	Principal amount (000)	Value (000)
Adobe Inc. 1.90% 2025	$647	$687
Apple Inc. 1.125% 2025	645	663
Broadcom Inc. 4.25% 2026[5]	930	1,051
Broadcom Ltd. 3.625% 2024	270	292
Broadcom Ltd. 3.875% 2027	185	206
Fiserv, Inc. 3.20% 2026	670	755
Fiserv, Inc. 2.25% 2027	777	833
International Business Machines Corp. 1.70% 2027	1,020	1,062
Intuit Inc. 0.95% 2025	255	258
Intuit Inc. 1.35% 2027	235	241
PayPal Holdings, Inc. 1.65% 2025	481	502
		6,550
Real estate 1.00%
Alexandria Real Estate Equities, Inc. 3.95% 2028	60	70
Alexandria Real Estate Equities, Inc. 1.875% 2033	596	602
American Campus Communities, Inc. 3.75% 2023	300	315
American Campus Communities, Inc. 4.125% 2024	415	442
Corporate Office Properties LP 5.25% 2024	235	255
Equinix, Inc. 1.25% 2025	305	310
Equinix, Inc. 2.90% 2026	929	1,016
Equinix, Inc. 1.80% 2027	326	335
ERP Operating LP 4.625% 2021	215	225
Essex Portfolio LP 3.50% 2025	490	538
Gaming and Leisure Properties, Inc. 3.35% 2024	242	244
Kimco Realty Corp. 3.40% 2022	35	37
Scentre Group 3.50% 2025[5]	250	265
Simon Property Group, LP 2.50% 2021	460	467
WEA Finance LLC 3.25% 2020[5]	355	355
		5,476
Materials 0.74%
Air Products and Chemicals, Inc. 1.50% 2025	757	792
Air Products and Chemicals, Inc. 1.85% 2027	155	165
Dow Chemical Co. 3.15% 2024	920	990
Dow Chemical Co. 3.625% 2026	250	279
DowDuPont Inc. 4.205% 2023	560	619
DowDuPont Inc. 4.493% 2025	515	602
Vale Overseas Ltd. 3.75% 2030	587	631
		4,078
Total corporate bonds, notes & loans		121,327
Mortgage-backed obligations 13.64% Federal agency mortgage-backed obligations 11.09%
Fannie Mae Pool #889995 5.50% 2038[6]	227	262
Fannie Mae Pool #AI5236 5.00% 2041[6]	500	574
Fannie Mae Pool #AI8806 5.00% 2041[6]	81	92
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[6]	5	6
Fannie Mae, Series 2016-M1, Class ASQ2, Multi Family, 2.132% 2021[6,7]	49	49
Fannie Mae, Series 2011-M9, Class A2, Multi Family, 2.821% 2021[6]	71	71
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[6,7]	511	517
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[6]	234	240
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[6,7]	364	372
Capital Group Core Bond Fund — Page 62 of 70

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[6]	$125	$128
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[6]	549	563
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[6]	148	151
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.413% 2023[6,7]	403	418
Fannie Mae, Series 2015-M1, Class A1, Multi Family, 2.177% 2024[6]	68	69
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.52% 2024[6,7]	336	356
Fannie Mae, Series 2017-M3, Class AV1, Multi Family, 2.52% 2024[6,7]	10	10
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.555% 2024[6,7]	429	453
Fannie Mae, Series 2017-M10, Class AV1, Multi Family, 2.555% 2024[6,7]	87	89
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.626% 2024[6,7]	373	401
Fannie Mae, Series 2017-M15, Class AV1, Multi Family, 2.626% 2024[6,7]	6	6
Fannie Mae, Series 2015-M12, Class A1, Multi Family, 2.331% 2025[6]	83	85
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[6]	213	221
Fannie Mae, Series 2015-M13, Class A1, Multi Family, 2.353% 2025[6]	41	42
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[6]	383	399
Fannie Mae, Series 2015-M16, Class A1, Multi Family, 2.70% 2025[6,7]	302	316
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[6]	72	74
Fannie Mae, Series 2016-M7, Class A1, Multi Family, 2.037% 2026[6]	118	121
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[6]	411	427
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[6]	602	627
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[6]	292	303
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[6]	289	303
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[6]	281	292
Fannie Mae, Series 2017-M1, Class A1, Multi Family, 2.416% 2026[6,7]	267	275
Fannie Mae, Series 2016-M1, Class A1, Multi Family, 2.428% 2026[6]	158	161
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.483% 2026[6,7]	275	284
Fannie Mae, Series 2016-M13, Class A1, Multi Family, 2.483% 2026[6,7]	45	45
Fannie Mae, Series 2017-M4, Class A1, Multi Family, 2.584% 2026[6,7]	294	310
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[6]	426	449
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[6]	434	455
Fannie Mae, Series 2017-M12, Class A1, Multi Family, 2.747% 2027[6]	143	151
Fannie Mae, Series 2017-M13, Class A1, Multi Family, 2.746% 2027[6]	41	42
Fannie Mae, Series 2017-M2, Class A1, Multi Family, 2.801% 2027[6,7]	179	184
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[6,7]	461	515
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[5,6]	362	384
Freddie Mac Pool #ZS8716 3.50% 2033[6]	585	614
Freddie Mac, Series 3272, Class PA, 6.00% 2037[6]	15	17
Freddie Mac, Series K013, Class A2, Multi Family, 3.974% 2021[6]	525	532
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[6]	250	257
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[6]	1,368	1,403
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,7]	570	612
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,7]	391	420
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[6]	383	413
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,7]	219	241
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[6]	454	515
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[6]	231	262
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[6]	1,929	2,115
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[6]	1,914	2,068
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[6]	2,021	2,194
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[6]	219	228
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[6]	36	38
Government National Mortgage Assn. Pool #MA6040 4.00% 2049[6]	8	9
Government National Mortgage Assn. Pool #694836 5.661% 2059[6]	2	3
Government National Mortgage Assn. Pool #776095 4.90% 2064[6]	4	4
Capital Group Core Bond Fund — Page 63 of 70

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[6]	$39	$41
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.012% 2062[6,7]	331	331
Uniform Mortgage-Backed Security 2.00% 2035[6,8]	10,115	10,489
Uniform Mortgage-Backed Security 2.00% 2050[6,8]	10,365	10,719
Uniform Mortgage-Backed Security 2.50% 2050[6,8]	15,290	16,063
		60,880
Collateralized mortgage-backed obligations (privately originated) 2.28%
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.272% 2029[5,6,7]	112	112
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[5,6,7]	642	662
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[5,6,7]	574	587
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[5,6,7]	1,588	1,599
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[5,6,7]	657	663
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,6]	937	1,010
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[5,6,7]	712	710
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[5,6,7]	959	959
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[5,6,7]	779	793
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.922% 2052[5,6,7]	1,000	999
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 1.122% 2052[5,6,7]	276	275
Progress Residential Trust, Series 2018-SFR1, Class A, 3.255% 2035[5,6]	516	524
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[5,6]	479	493
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[5,6]	499	516
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[5,6,7]	615	614
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.322% 2051[5,6,7]	2,000	2,005
		12,521
Commercial mortgage-backed securities 0.27%
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.325% 2038[5,6,7]	1,500	1,455
Total mortgage-backed obligations		74,856
Asset-backed obligations 9.42%
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[5,6]	473	473
CarMaxAuto Owner Trust, Series 2019-2, Class A2A, 2.69% 2022[6]	259	261
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[6]	549	555
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[6]	750	775
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[6]	805	850
CarMaxAuto Owner Trust, Series 2019-2, Class B, 3.01% 2024[6]	775	803
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[6]	1,150	1,175
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[5,6]	1,090	1,103
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[5,6]	180	182
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[5,6]	285	289
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[5,6]	100	101
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[5,6]	74	74
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[5,6]	510	521
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[6]	211	212
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[6]	1,615	1,627
Drive Auto Receivables Trust, Series 2020-1, Class B, 2.08% 2024[6]	1,900	1,933
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[6]	330	336
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[6]	2,166	2,218
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[5,6]	87	87
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[5,6]	251	253
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[5,6]	540	549
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[5,6]	1,000	1,012
Capital Group Core Bond Fund — Page 64 of 70

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[5,6]	$161	$162
Exeter Automobile Receivables Trust, Series 2017-1A, Class C, 3.95% 2022[5,6]	596	602
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[5,6]	1,345	1,361
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[5,6]	1,070	1,100
Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.04% 2024[6]	483	489
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[5,6]	460	491
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[5,6]	1,379	1,430
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,6]	2,365	2,536
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[5,6]	307	307
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[5,6]	346	348
GM Financial Automobile Leasing Trust, Series 2020-2, Class A2A, 0.71% 2022[6]	265	266
GM Financial Automobile Leasing Trust, Series 2019-2, Class A3, 2.67% 2022[6]	2,310	2,338
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[6]	208	209
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 2023[6]	487	498
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[6]	1,530	1,576
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A-3, 2.90% 2023[6]	500	514
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[5,6,7]	3,661	3,746
Santander Drive Auto Receivables Trust, Series 2019-3, Class A2A, 2.28% 2022[6]	330	330
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28% 2023[6]	1,363	1,381
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49% 2025[6]	934	952
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[6]	1,390	1,431
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[6]	1,585	1,641
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[5,6]	175	177
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[5,6]	341	347
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,6]	1,250	1,337
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[5,6]	445	458
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 2022[6]	906	912
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[6]	1,223	1,259
Volkswagen Auto Lease Trust, Series 2019-A, Class A3, 1.99% 2022[6]	1,415	1,443
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[6]	890	897
Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59% 2022[5,6]	90	90
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[5,6]	917	925
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[5,6]	435	441
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[6]	1,385	1,424
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[6]	1,460	1,501
World OMNI Select Auto Trust, Series 2019-A, Class A2A, 2.48% 2023[6]	1,370	1,383
		51,691
Federal agency bonds & notes 1.10%
Fannie Mae 2.375% 2023	2,442	2,574
Freddie Mac 0.25% 2023	3,439	3,441
		6,015
Bonds & notes of governments & government agencies outside the U.S. 1.04%
European Investment Bank 2.25% 2022	751	776
KfW 0.375% 2025	1,010	1,012
Manitoba (Province of) 3.05% 2024	200	219
Ontario (Province of) 3.20% 2024	500	551
Quebec (Province of) 0.60% 2025	1,600	1,601
Saudi Arabia (Kingdom of) 4.00% 2025[5]	430	482
Saudi Arabia (Kingdom of) 4.50% 2030[5]	445	541
United Mexican States 4.15% 2027	460	507
		5,689
Capital Group Core Bond Fund — Page 65 of 70

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.05% California 0.05%	Principal amount (000)	Value (000)
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	$250	$258
Washington 0.00%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 2024	25	26
Total municipals		284
Total bonds, notes & other debt instruments (cost: $505,533,000)		531,232
Short-term securities 10.12% Money market investments 10.12%	Shares
Capital Group Central Cash Fund 0.16%[9,10]	555,424	55,548
Total short-term securities (cost: $55,546,000)		55,548
Total investment securities 106.91% (cost: $561,079,000)		586,780
Other assets less liabilities (6.91)%		(37,926)
Net assets 100.00%		$548,854
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[11] (000)	Value at 7/31/2020[12] (000)	Unrealized (depreciation) appreciation at 7/31/2020 (000)
90 Day Euro Dollar Futures	Short	501	March 2022	$(125,250)	$(125,069)	$(61)
2 Year U.S. Treasury Note Futures	Long	106	October 2020	21,200	23,424	20
5 Year U.S. Treasury Note Futures	Long	303	October 2020	30,300	38,216	190
10 Year U.S. Treasury Note Futures	Long	87	September 2020	8,700	12,187	155
10 Year Ultra U.S. Treasury Note Futures	Short	97	September 2020	(9,700)	(15,447)	(246)
20 Year U.S. Treasury Bond Futures	Long	18	September 2020	1,800	3,281	81
						$139
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 7/31/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 7/31/2020 (000)
U.S. EFFR	0.0795%	7/13/2025	$26,300	$(50)	$—	$(50)
Capital Group Core Bond Fund — Page 66 of 70

unaudited
Investments in affiliates10

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Short-term securities 10.12%
Money market investments 10.12%
Capital Group Central Cash Fund 0.16%[9]	116,072	1,859,334	1,419,982	555,424	$(10)	$1	$177	$55,548
[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $935,000, which represented .17% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $50,995,000, which represented 9.29% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 7/31/2020.
[10]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[11]	Notional amount is calculated based on the number of contracts and notional contract size.
[12]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
EFFR = Effective Federal Funds Rate
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Capital Group Core Bond Fund — Page 67 of 70

unaudited
Valuation

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United State of America. The net asset value of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held by Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund was $60,150,000, $17,625,000, $39,700,000 $10,338,000 and $253,288,000, respectively. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held by Capital Group Core Bond Fund was $228,632,000. As of July 31, 2020, Capital Group Core Bond Fund did not have any credit default swaps. The average month-end notional amount of credit default swaps while held by the fund was $31,000,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to
Private Client Services Funds — Page 68 of 70

unaudited
consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the funds is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of July 31, 2020 are as follows (dollars in thousands):
Capital Group Core Municipal Fund

At July 31, 2020, all of the fund’s investment securities were classified as Level 2.
Capital Group Short-Term Municipal Fund

At July 31, 2020, all of the fund’s investment securities were classified as Level 2.
Capital Group California Core Municipal Fund

At July 31, 2020, all of the fund’s investment securities were classified as Level 2.
Private Client Services Funds — Page 69 of 70

unaudited
Capital Group California Short-Term Municipal Fund

At July 31, 2020, all of the fund’s investment securities were classified as Level 2.
Capital Group Core Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$271,370	$—	$271,370
Corporate bonds, notes & loans	—	121,327	—	121,327
Mortgage-backed obligations	—	74,856	—	74,856
Asset-backed obligations	—	51,691	—	51,691
Federal agency bonds & notes	—	6,015	—	6,015
Bonds & notes of governments & government agencies outside the U.S.	—	5,689	—	5,689
Municipals	—	284	—	284
Short-term securities	55,548	—	—	55,548
Total	$55,548	$531,232	$—	$586,780

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$446	$—	$—	$446
Liabilities:
Unrealized depreciation on futures contracts	(307)	—	—	(307)
Unrealized depreciation on interest rate swaps	—	(50)	—	(50)
Total	$139	$(50)	$—	$89
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Private Client Services Funds. This and other important information is contained in the prospectus, which can be obtained from your investment counselor and should be read carefully before investing.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-380-0920O-S78165	Private Client Services Funds — Page 70 of 70